Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2019 - (unaudited)

Security Description	Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES - 9.8%
Diversified Financial Services - 9.8%

Ajax Mtg. Loan Trust VRS Series 2017-B, Class A 3.16% due 09/25/2056*(1)	$4,642,699	$4,617,549
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(1)(2)	4,173,538	4,194,451
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(1)(2)	596,938	594,205
Apidos CLO FRS Series 2015-21A, Class A1R 3.71% (3 ML+0.93%) due 07/18/2027*(3)	3,120,000	3,093,090
Apidos CLO FRS Series 2013-16A, Class A1R 3.74% (3 ML+0.98%) due 01/19/2025*(3)	1,941,374	1,940,083
Apidos CLO FRS Series 2015-22A, Class A1 4.26% (3 ML+1.50%) due 10/20/2027*(3)	3,000,000	2,991,282
ARI Fleet Lease Trust Series 2018-A, Class A2 2.55% due 10/15/2026*	1,207,402	1,205,383
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	1,535,000	1,541,877
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)	2,233,295	2,243,469
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 3.87% (3 ML+1.11%) due 07/20/2031*(3)	795,000	786,937
Canadian Pacer Auto Receivables Trust Series 2017-1A, Class A3 2.05% due 03/19/2021*	1,318,249	1,313,256
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A2A 3.00% due 06/21/2021*	901,000	902,428
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A3 3.27% due 12/19/2022*	230,000	232,764
Chesapeake Funding II LLC Series 2017-2A, Class A1 1.99% due 05/15/2029*	1,884,076	1,871,117
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	3,865,804	3,828,063
Chesapeake Funding II LLC Series 2018-2A, Class A1 3.23% due 08/15/2030*	1,948,825	1,962,309
Colombia Cent, Ltd. FRS Series 2018-27A, Class A1 3.64% (3 ML+1.15%) due 10/25/2028*(3)	1,820,000	1,811,062
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(1)(2)	1,039,119	1,034,803
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(1)(2)	795,000	794,999
COLT Mtg. Loan Trust VRS Series 2018-3, Class A1 3.69% due 10/26/2048*(1)(2)	1,038,710	1,040,674
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(4)	1,020,000	1,031,175
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(2)	666,378	663,271
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(1)(2)	1,061,111	1,060,244
Enterprise Fleet Financing LLC Series 2017-3, Class A2 2.13% due 05/22/2023*	1,626,182	1,617,968
Enterprise Fleet Financing LLC Series 2018-1, Class A2 2.87% due 10/20/2023*	1,837,496	1,839,127
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.38% due 05/20/2024*	2,320,000	2,338,118
First Investors Auto Owner Trust Series 2017-3A, Class A1 2.00% due 03/15/2022*	796,914	794,977
First Investors Auto Owner Trust Series 2017-3A, Class A2 2.41% due 12/15/2022*	1,265,000	1,259,891
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	586,206
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	1,290,000	1,287,970
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	820,000	819,587
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A2A 2.55% due 08/17/2020*	3,043,594	3,041,407
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 3.54% (3 ML+0.75%) due 04/15/2029*(3)	8,000,000	7,866,808
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.93% (3 ML+1.16%) due 07/23/2029*(3)	4,300,000	4,299,346

Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 3.59% (3 ML+0.80%) due 01/15/2028*(3)	5,535,000	5,441,575
Magnetite, Ltd. FRS Series 2016-18A, Class AR 3.76% (3 ML+1.08%) due 11/15/2028*(3)	6,518,000	6,490,305
Master Credit Card Trust FRS Series 2017-3, Class A 2.98% (1 ML+0.49%) due 07/21/2024*	4,730,000	4,714,451
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(2)	1,479,452	1,465,218
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(1)	573,093	567,918
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(1)	1,659,640	1,635,476
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	1,835,000	1,821,244
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(1)	295,163	292,300
Nationstar HECM Loan Trust VRS Series 2018-1A, Class A 2.76% due 02/25/2028*(1)	514,777	513,111
OneMain Direct Auto Receivables Trust Series 2017-2A, Class A 2.31% due 12/14/2021*	1,455,889	1,450,941
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A 3.43% due 12/16/2024*	3,815,000	3,855,507
Securitized Term Auto Receivables Trust Series 2016-1A, Class A3 1.52% due 03/25/2020*	301,228	300,852
Securitized Term Auto Receivables Trust Series 2017-2A, Class A3 2.04% due 04/26/2021*	1,130,000	1,124,330
Securitized Term Auto Receivables Trust Series 2018-2A, Class A3 3.33% due 08/25/2022*	6,115,000	6,145,811
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(1)(4)	2,340,000	2,326,353
SoFi Consumer Loan Program Trust Series 2018-2, Class A1 2.93% due 04/26/2027*	1,107,343	1,106,291
SoFi Consumer Loan Program Trust Series 2018-4, Class A 3.54% due 11/26/2027*	3,417,934	3,437,985
Sound Point CLO, Ltd. FRS Series 2013-2RA, Class A1 3.74% (3 ML+0.95%) due 04/15/2029*(3)	4,700,000	4,640,846
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	305,543	305,564
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,076,932
SPS Servicer Advance Receivables Trust Series 2018-T1, Class AT1 3.62% due 10/17/2050*	1,405,000	1,414,236
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.92% (3 ML+1.16%) due 10/20/2026*(3)	5,029,178	5,032,633
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(1)	1,325,944	1,304,496
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(1)	2,538,689	2,497,200
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(1)	1,257,611	1,244,444
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.83% (3 ML+1.07%) due 10/20/2028*(3)	5,995,000	5,997,884
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.07% due 02/16/2043*	1,666,746	1,691,526
Voya CLO, Ltd. FRS Series 2014-4A, Class A1RA 3.90% (3 ML+1.10%) due 07/14/2031*(3)	7,240,000	7,180,849
Westlake Automobile Receivables Trust Series 2018-1A, Class A2A 2.24% due 12/15/2020*	1,753,753	1,751,726

Total Asset Backed Securities (cost $144,007,818)		143,333,900

U.S. CORPORATE BONDS & NOTES - 13.9%
Applications Software - 0.3%

Microsoft Corp. Senior Notes 2.40% due 08/08/2026	4,015,000	3,892,510

Auto-Cars/Light Trucks - 0.3%

Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	2,910,000	2,874,945

Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	791,688

		3,666,633

Banks-Commercial - 0.5%

BB&T Corp. Senior Notes 3.20% due 09/03/2021	3,580,000	3,619,573
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,148,173
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	879,150

		6,646,896

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	2,250,000	2,188,249
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,486,366

		3,674,615

Banks-Super Regional - 1.0%

Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,050,000
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	497,316
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	2,985,457
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,735,639
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	735,000	735,974
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,770,000	1,788,959
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	600,891
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	5,000,000	4,982,682

		14,376,918

Brewery - 0.8%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	3,275,000	3,284,672
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,100,000	5,173,028
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,624,763
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	2,040,000	2,075,650

		12,158,113

Cable/Satellite TV - 0.6%

Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,698,591
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	2,535,000	2,651,154
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	674,000	650,239
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	211,091
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,300,000	1,391,620
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	939,000	1,017,864

		8,620,559

Cellular Telecom - 0.2%

Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	3,550,000	3,558,116

Computers - 0.2%

Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,069,909
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,873,479

		2,943,388

Diversified Banking Institutions - 2.4%

Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,540,839
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,238,420
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	2,645,000	2,695,884
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,305,233

Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	2,992,707
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	535,000	525,651
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	2,048,342
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,541,118
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	1,155,000	1,221,755
JPMorgan Chase & Co. Senior Notes 4.45% due 12/05/2029	4,775,000	5,082,469
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,042,892
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,279,955
Morgan Stanley Senior Notes 3.63% due 01/20/2027	2,700,000	2,706,309
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,299,740

		35,521,314

E-Commerce/Products - 0.3%

Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,250,000	1,252,193
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	2,000,000	2,328,414

		3,580,607

Electric-Distribution - 0.2%

Oglethorpe Power Corp. 1st Mtg. Notes 5.25% due 09/01/2050	3,200,000	3,494,849

Electric-Integrated - 1.5%

Duke Energy Carolinas LLC 1st Mtg. Bonds 6.05% due 04/15/2038	2,000,000	2,549,307
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,308,522
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,094,547
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	455,000	450,132
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	647,173
Niagara Mohawk Power Corp. Senior Notes 4.28% due 12/15/2028*	1,930,000	2,047,566
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	363,000	384,936
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	288,031
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	202,056
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,410,400
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	2,951,215
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	858,774
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	427,282
Southern California Edison Co. Senior Notes 6.65% due 04/01/2029	2,080,000	2,280,560
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	2,784,869

		21,685,370

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 2.40% due 09/15/2023	5,040,000	4,965,104

Gas-Distribution - 0.5%

Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	655,000	639,949
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,373,783
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,446,335

		7,460,067

Insurance-Multi-line - 0.6%

Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,122,065
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	5,880,929

Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	960,221
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,354,361

		9,317,576

Insurance-Mutual - 0.3%

New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,681,475

Medical Instruments - 0.1%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,081,915

Medical Labs & Testing Services - 0.5%

Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	4,868,659
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,788,073

		7,656,732

Medical-Drugs - 0.7%

Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,686,084
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,684,785
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,899,036
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,828,522

		10,098,427

Medical-HMO - 0.3%

UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,389,263
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,216,059
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	1,000,000	1,046,542

		3,651,864

Medical-Hospitals - 0.3%

Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	259,873
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,274,417
Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	2,718,039

		4,252,329

Multimedia - 0.1%

NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	826,000	855,479

Property Trust - 0.2%

WEA Finance LLC Company Guar. Notes 4.13% due 09/20/2028*	3,220,000	3,342,913

Real Estate Investment Trusts - 0.4%

SBA Tower Trust Mtg. Notes 3.16% due 10/10/2045*	3,665,000	3,665,173
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,504,180

		5,169,353

Schools - 0.4%

Stanford University Notes 6.88% due 02/01/2024	5,000,000	5,998,041

Special Purpose Entity - 0.1%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	1,422,550	1,576,308

Transport-Services - 0.4%

Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	1,108,702	1,161,070
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	5,282,905

		6,443,975

Water - 0.1%

American Water Capital Corp. Senior Notes 2.95% due 09/01/2027	1,250,000	1,215,387

Total U.S. Corporate Bonds & Notes (cost $199,468,865)		201,586,833

FOREIGN CORPORATE BONDS & NOTES - 8.9%
Banks-Commercial - 4.8%

Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	3,978,535
BPCE SA Sub. Notes 5.70% due 10/22/2023*	10,075,000	10,735,436
Canadian Imperial Bank of Commerce Notes 3.15% due 06/27/2021*	7,200,000	7,286,755

Canadian Imperial Bank of Commerce FRS Senior Notes 3.33% (3 ML+0.72%) due 06/16/2022	2,845,000	2,858,310
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	863,632
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,200,000	1,220,464
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,326,130
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,741,969
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,772,738
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,052,766
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,139,289
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	7,345,000	7,234,825
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,098,911
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,072,578
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	4,920,545
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	3,989,359

		70,292,242

Diversified Banking Institutions - 2.2%

Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,134,448
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	387,413
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	1,984,069
BNP Paribas SA Senior Notes 3.50% due 11/16/2027*	2,000,000	1,938,302
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	2,940,000	2,898,870
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,187,905
Credit Suisse Group AG FRS Senior Notes 3.84% (3 ML+1.24%) due 06/12/2024*	3,725,000	3,703,927
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	1,155,000	1,132,097
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,664,535
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,438,096
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,195,393
Macquarie Group, Ltd. Senior Notes 4.15% due 03/27/2024*	4,745,000	4,828,704
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,955,000	1,954,791

		32,448,550

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	2,485,000	2,511,515

E-Commerce/Products - 0.4%

Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	490,000	489,463
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,400,000	3,333,930
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	2,110,000	2,162,785

		5,986,178

Electric-Distribution - 0.2%

State Grid Overseas Investment, Ltd. Company Guar. Notes 3.50% due 05/04/2027*	2,760,000	2,765,324

Internet Application Software - 0.2%

Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	2,240,000	2,210,042

Oil Companies-Exploration & Production - 0.6%

BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	686,375

Sinopec Group Overseas Development, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,632,992
Sinopec Group Overseas Development, Ltd. Company Guar. Notes 3.00% due 04/12/2022*	3,020,000	3,002,976

		9,322,343

Oil Companies-Integrated - 0.1%

Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	1,018,388
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	209,490

		1,227,878

Real Estate Investment Trusts - 0.2%

Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,382,910

Total Foreign Corporate Bonds & Notes (cost $129,322,688)		129,146,982

FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Electric-Distribution - 0.2%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,448,027

Sovereign - 1.3%

Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,744,087
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	3,440,000	3,406,804
Kingdom of Saudi Arabia Senior Notes 4.00% due 04/17/2025*	1,690,000	1,730,205
State of Qatar Senior Bonds 2.38% due 06/02/2021*	6,060,000	5,978,554
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,429,947
State of Qatar Senior Notes 4.00% due 03/14/2029*	2,126,000	2,191,081

		18,480,678

Total Foreign Government Obligations (cost $21,109,204)		21,928,705

MUNICIPAL BONDS & NOTES - 2.7%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	1,365,000	1,442,805
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	1,475,000	2,256,190
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	170,000	178,775
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	2,385,000	3,131,910
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	190,410
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	1,910,000	2,406,562
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	1,020,000	1,102,753
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,474,000	1,658,840
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	357,000	429,103
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	1,070,000	1,592,288
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,055,192
Sales Tax Securitization Corp. Revenue Bonds 4.79% due 01/01/2048	2,920,000	3,142,533
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,180,926
San Jose Redevelopment Agency Successor Agency Tax Allocation Bonds Series A-T 3.38% due 08/01/2034	1,215,000	1,213,955
State of California General Obligation Bonds 7.35% due 11/01/2039	1,970,000	2,867,414
State of California General Obligation Bonds 7.55% due 04/01/2039	250,000	379,680

State of Connecticut General Obligation Bonds 2.99% due 01/15/2023	4,275,000	4,286,115
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,804,350
University of California Revenue Bonds 3.35% due 07/01/2029	2,050,000	2,106,990
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,405,000	1,945,026
Utility Debt Securitization Authority Revenue Bonds 3.44% due 12/15/2025	1,695,000	1,715,052

Total Municipal Bonds & Notes (cost $36,725,690)		39,086,869

U.S. GOVERNMENT AGENCIES - 34.2%
Federal Home Loan Mtg. Corp. - 16.9%

2.50% due 10/01/2031	6,252,905	6,217,787
3.00% due 06/01/2046	9,437,230	9,407,336
3.00% due 09/01/2046	29,990,774	29,895,772
3.00% due 10/01/2046	2,189,018	2,182,084
3.00% due 11/01/2046	32,144,237	32,052,372
3.00% due 12/01/2046	37,668,128	37,531,848
3.00% due 01/01/2047	418,969	417,609
3.00% due April 15 TBA	1,986,000	2,005,159
3.50% due 08/01/2047	28,096,741	28,557,036
3.50% due 10/01/2047	20,376,607	20,708,326
3.50% due 05/01/2048	2,512,559	2,553,195
3.50% due 08/01/2048	31,767,802	32,281,644
3.50% due 09/01/2048	12,844,368	13,052,127
3.50% due 10/01/2048	116,529	118,414
3.50% due 11/01/2048	8,259,261	8,391,580
4.00% due 09/01/2026	566,780	584,927
4.00% due 12/01/2040	4,679,184	4,856,864
6.00% due 12/01/2039	250,413	272,559
7.50% due 05/01/2027	819	922
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K713, Class B 3.15% due 04/25/2046*(1)(4)	485,000	485,260
Series 2013-K712, Class B 3.36% due 05/25/2045*(1)(4)	780,000	779,496
Series 2010-K7, Class B 5.50% due 04/25/2020*(1)(4)	1,115,000	1,139,216
Federal Home Loan Mtg. Corp. REMIC
Series 4654, Class KA 3.00% due 06/15/2045(2)	7,588,023	7,655,281
Series 4758, Class CA 3.00% due 07/15/2047(2)	5,077,210	5,121,546

		246,268,360

Federal National Mtg. Assoc. - 14.0%

2.00% due 09/01/2031	394,889	384,519
2.00% due 11/01/2031	465,654	453,419
2.00% due 12/01/2031	1,469,436	1,430,838
2.47% due 05/01/2025	3,320,545	3,298,498
2.50% due 03/01/2030	6,024,941	5,995,648
2.50% due April 30 TBA	1,800,000	1,749,164
2.68% due 05/01/2025	6,000,000	5,997,169
2.81% due 07/01/2025	6,000,000	6,040,563
2.98% due 07/01/2022	6,792,559	6,891,248
2.99% due 10/01/2025	2,099,654	2,135,501
3.00% due 05/01/2027	560,883	568,187
3.00% due 06/01/2027	261,899	265,309
3.00% due 08/01/2027	181,227	183,506
3.00% due 10/01/2046	9,748,452	9,721,773
3.00% due April 15 TBA	52,450,000	52,932,340
3.01% due 12/01/2024	3,702,598	3,777,987
3.09% due 10/01/2025	1,010,959	1,033,757
3.12% due 05/01/2033	2,715,452	2,737,591
3.33% due 07/01/2022	5,294,000	5,453,101
3.50% due 11/01/2047	6,090,073	6,183,918
3.50% due 03/01/2048	2,865,255	2,911,270
3.50% due 08/01/2048	83,319	84,597
3.50% due 10/01/2048	4,122,598	4,185,986
3.50% due 11/01/2048	424,669	431,213
3.50% due 01/01/2058	2,343,160	2,370,669
4.00% due 09/01/2026	4,010,596	4,132,969
4.00% due 01/01/2046	7,839,128	8,105,805
4.00% due 02/01/2046	8,161,717	8,439,794
4.00% due 07/01/2048	224,520	231,504
4.00% due 08/01/2048	490,376	505,380
4.00% due 11/01/2048	4,449,487	4,583,012
4.50% due 11/01/2026	770,211	792,733
4.50% due 01/01/2027	621,345	638,902
4.50% due 05/01/2039	35,827	37,861
4.50% due 06/01/2039	63,657	66,308
4.50% due 08/01/2039	8,918	9,424
4.50% due 11/01/2040	731,509	767,378
4.50% due 12/01/2040	229,061	242,178
4.50% due 07/01/2041	408,973	431,511
4.50% due 06/01/2043	218,812	229,656
4.50% due 10/01/2043	211,444	220,286
4.50% due 11/01/2043	73,036	76,066
5.50% due 03/01/2038	487,150	523,475
5.50% due 06/01/2038	34,901	37,517
5.50% due 08/01/2038	34,974	37,600
5.50% due 09/01/2039	18,709	20,137
5.50% due 05/01/2040	1,890	2,017
5.50% due 06/01/2040	9,989	10,892
6.50% due 02/01/2038	55,818	63,561
6.50% due 10/01/2039	61,163	69,409
Federal National Mtg. Assoc. Multifamily REMIC Trust VRS
Series 2015-M12, Class A2 2.80% due 05/25/2025(1)(4)	10,285,000	10,334,450

Federal National Mtg. Assoc. REMIC
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	3,927,453	4,002,200
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	6,435,784	6,571,212
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	21,827,147	22,257,164
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 2.88% (1 ML+0.40%) due 10/25/2024(4)	1,721,885	1,716,037
Series 2017-M5, Class FA 2.97% (1 ML+0.49%) due 04/25/2024(4)	418,854	415,673

		202,789,882

Government National Mtg. Assoc. - 3.1%

4.00% due 02/15/2041	824,367	854,719
4.00% due 09/15/2041	741,758	770,553
4.00% due 02/15/2042	7,158	7,397
4.00% due 08/15/2042	141,856	147,518
4.00% due 11/20/2048	25,372,183	26,206,704
4.50% due 05/15/2040	514,634	541,345
4.50% due 06/15/2040	601,863	633,237
4.50% due 07/15/2040	1,041,360	1,095,445
4.50% due 05/15/2042	148,926	156,131
4.50% due April 30 TBA	3,025,000	3,141,805
5.00% due 07/15/2033	941,794	1,011,071
5.00% due 10/15/2033	58,488	61,932
5.00% due 11/15/2033	9,595	10,236
5.00% due 12/15/2033	18,112	19,030
5.00% due 01/15/2034	115,795	122,334
5.00% due 02/15/2034	59,299	61,893
5.00% due 03/15/2034	4,401	4,593
5.00% due 05/15/2034	8,669	9,302
5.00% due 06/15/2035	5,637	6,050
5.00% due 09/15/2035	71,857	77,043
5.00% due 11/15/2035	22,397	23,719
5.00% due 12/15/2035	17,754	18,851
5.00% due 02/15/2036	8,484	8,857
5.00% due 03/15/2036	9,447	9,860
5.00% due 09/15/2036	2,033	2,122
5.00% due 05/15/2038	8,845	9,233
5.00% due 07/15/2038	54,990	57,394
5.00% due 08/15/2038	24,370	26,166
5.00% due 11/15/2038	67,044	71,993
5.00% due 12/15/2038	259,656	278,870
5.00% due 06/15/2039	341,114	366,345
5.00% due 08/15/2039	87,692	94,177
5.00% due 07/15/2040	43,019	44,900
5.00% due 04/15/2041	206,012	221,173
5.50% due 10/15/2032	1,017	1,088
5.50% due 02/15/2033	59,648	63,850
5.50% due 05/15/2033	41,418	45,312
5.50% due 06/15/2033	52,912	57,728
5.50% due 07/15/2033	10,021	10,842
5.50% due 08/15/2033	6,328	6,771
5.50% due 09/15/2033	3,366	3,656
5.50% due 11/15/2033	97,312	105,362
5.50% due 01/15/2034	14,270	15,692
5.50% due 02/15/2034	47,299	51,220
5.50% due 03/15/2034	437,972	479,405
5.50% due 04/15/2034	19,270	21,190
5.50% due 05/15/2034	36,473	39,263
5.50% due 06/15/2034	10,851	11,663
5.50% due 07/15/2034	9,274	9,934
5.50% due 08/15/2034	12,165	13,029
5.50% due 09/15/2034	146,032	156,330
5.50% due 10/15/2034	156,392	168,101
5.50% due 04/15/2036	44,578	47,926
6.00% due 06/15/2028	11,480	12,365
6.00% due 08/15/2028	23,552	25,369
6.00% due 09/15/2028	29,347	31,610
6.00% due 10/15/2028	9,229	9,940
6.00% due 12/15/2028	35,764	39,263
6.00% due 04/15/2029	1,907	2,054
6.00% due 01/15/2032	6,272	7,005
6.00% due 02/15/2032	231	248
6.00% due 07/15/2032	6,370	6,862
6.00% due 09/15/2032	10,631	11,451
6.00% due 10/15/2032	160,275	174,116
6.00% due 11/15/2032	7,979	8,594
6.00% due 01/15/2033	1,939	2,089
6.00% due 02/15/2033	8,211	9,228
6.00% due 03/15/2033	19,372	21,049
6.00% due 04/15/2033	43,471	46,824
6.00% due 05/15/2033	75,719	81,558
6.00% due 12/15/2033	18,854	21,176
6.00% due 08/15/2034	3,324	3,627
6.00% due 09/15/2034	51,203	55,152
6.00% due 10/15/2034	34,630	37,533
6.00% due 05/15/2036	17,303	19,120
6.00% due 06/15/2036	203,859	225,383
6.00% due 07/15/2036	2,406,776	2,650,972
6.00% due 08/15/2036	60,428	66,791
6.00% due 12/15/2036	123,277	134,954
6.00% due 02/15/2037	51,906	57,378
6.00% due 08/15/2037	43,911	48,539
6.00% due 01/15/2038	202,609	223,879
6.00% due 03/15/2038	127,810	141,274
6.00% due 07/15/2038	75,302	83,263
6.00% due 08/15/2038	174,418	192,076
6.00% due 09/15/2038	317,722	349,659
6.00% due 10/15/2038	410,908	453,914
6.00% due 11/15/2038	162,533	177,890
6.00% due 12/15/2038	151,422	166,943
6.00% due 01/15/2039	128,188	141,073
6.00% due 02/15/2039	101,099	111,718
6.00% due 04/15/2039	72,732	78,341
6.00% due 12/15/2039	101,509	112,197
6.00% due 03/15/2040	192,773	207,980
6.00% due 04/15/2040	41,532	45,935
6.00% due 06/15/2041	140,758	155,237
6.50% due 06/15/2023	1,952	2,143
6.50% due 07/15/2023	8,948	9,823
6.50% due 08/15/2023	1,245	1,367
6.50% due 10/15/2023	5,645	6,198
6.50% due 11/15/2023	9,985	10,961

6.50% due 12/15/2023	28,282	31,047
6.50% due 02/15/2027	1,028	1,129
6.50% due 12/15/2027	1,459	1,602
6.50% due 01/15/2028	15,001	16,467
6.50% due 02/15/2028	6,263	6,875
6.50% due 03/15/2028	19,296	21,262
6.50% due 04/15/2028	9,808	10,766
6.50% due 05/15/2028	34,474	37,847
6.50% due 06/15/2028	40,756	44,760
6.50% due 07/15/2028	46,337	50,870
6.50% due 08/15/2028	28,617	31,490
6.50% due 09/15/2028	43,297	47,538
6.50% due 10/15/2028	35,056	38,557
6.50% due 11/15/2028	38,910	42,853
6.50% due 12/15/2028	33,463	36,824
6.50% due 02/15/2029	5,016	5,506
6.50% due 03/15/2029	13,540	14,863
6.50% due 04/15/2029	5,152	5,655
6.50% due 05/15/2029	52,353	57,473
6.50% due 06/15/2029	5,972	6,556
6.50% due 03/15/2031	2,544	2,792
6.50% due 04/15/2031	477	543
6.50% due 05/15/2031	44,864	49,348
6.50% due 06/15/2031	38,796	42,591
6.50% due 07/15/2031	103,162	113,409
6.50% due 08/15/2031	17,924	19,676
6.50% due 09/15/2031	72,795	79,916
6.50% due 10/15/2031	27,973	31,114
6.50% due 11/15/2031	29,353	32,224
6.50% due 01/15/2032	107,480	118,131
6.50% due 02/15/2032	43,253	47,484
6.50% due 04/15/2032	11,908	13,072
6.50% due 05/15/2032	15,005	16,473
7.00% due 11/15/2031	18,194	20,004
7.00% due 03/15/2032	14,882	16,845
7.00% due 01/15/2033	19,571	22,394
7.00% due 05/15/2033	50,963	58,065
7.00% due 07/15/2033	35,999	40,663
7.00% due 11/15/2033	50,940	58,093
8.00% due 10/15/2029	360	361
8.00% due 12/15/2029	1,580	1,582
8.00% due 01/15/2030	14,652	15,094
8.00% due 03/15/2030	112	112
8.00% due 04/15/2030	15,702	15,827
8.00% due 08/15/2030	1,394	1,396
8.00% due 09/15/2030	18,513	18,878
8.00% due 11/15/2030	1,593	1,670
8.00% due 02/15/2031	34,264	36,463
8.00% due 03/15/2031	9,545	9,590
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	33,054	35,531
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	212,796	236,418
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	97,131	110,710

		45,738,890

Resolution Funding Corp - 0.2%

Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,420,469

Total U.S. Government Agencies (cost $494,765,752)		497,217,601

U.S. GOVERNMENT TREASURIES - 26.1%
United States Treasury Bonds - 8.2%

2.50% due 02/15/2045	10,270,000	9,689,905
2.50% due 05/15/2046(7)	915,000	859,993
2.75% due 08/15/2047	3,415,000	3,366,310
2.75% due 11/15/2047	19,733,000	19,448,567
2.88% due 05/15/2043	31,130,000	31,607,894
2.88% due 08/15/2045	6,205,000	6,287,652
3.00% due 02/15/2047	2,520,000	2,614,992
3.00% due 02/15/2048	7,225,000	7,475,335
3.00% due 08/15/2048	15,365,000	15,905,176
3.00% due 02/15/2049	2,700,000	2,797,453
3.38% due 05/15/2044	2,895,000	3,199,993
3.63% due 02/15/2044	13,550,000	15,587,264

		118,840,534

United States Treasury Notes - 17.9%

0.50% due 01/15/2028 TIPS(5)	25,300,818	25,234,455
1.38% due 09/30/2020	5,000,000	4,927,344
1.50% due 03/31/2023	23,610,000	22,944,124
1.75% due 06/30/2022	18,000,000	17,728,594
1.88% due 04/30/2022	3,875,000	3,833,223
1.88% due 07/31/2022	4,000,000	3,953,594
2.00% due 11/30/2020	8,980,000	8,929,838
2.13% due 12/31/2022	23,290,000	23,194,475
2.50% due 01/31/2024	6,200,000	6,272,172
2.63% due 06/30/2023	13,360,000	13,568,228
2.63% due 12/31/2023	23,000,000	23,390,820
2.63% due 02/15/2029	5,620,000	5,723,180
2.88% due 09/30/2023	14,325,000	14,709,984
2.88% due 10/31/2023	32,065,000	32,941,777
2.88% due 08/15/2028	50,185,000	52,141,431
3.13% due 11/15/2028	1,500,000	1,591,113

		261,084,352

Total U.S. Government Treasuries (cost $369,989,280)		379,924,886

Total Long-Term Investment Securities (cost $1,395,389,297)		1,412,225,776

REPURCHASE AGREEMENTS - 3.1%
Bank of America Securities LLC Joint Repurchase Agreement(6)	10,315,000	10,315,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	5,145,000	5,145,000
BNP Paribas SA Joint Repurchase Agreement(6)	9,265,000	9,265,000

Deutsche Bank AG Joint Repurchase Agreement(6)	9,940,000	9,940,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	10,295,000	10,295,000

Total Repurchase Agreements (cost $44,960,000)		44,960,000

TOTAL INVESTMENTS
(cost $1,440,349,297)	100.2%	1,457,185,776
Liabilities in excess of other assets	(0.2)	(3,255,399)

NET ASSETS	100.0%	$1,453,930,377

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $309,018,598 representing 21.3% of net assets.

(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Principal amount of security is adjusted for inflation.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CLO   -   Collateralized Loan Obligation

REMIC  -   Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of registered interest and principal of securities

TBA   -  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.   The actual principal amount and maturity date will be determined upon settlement date.

TIPS  -  Treasury Inflation Protected Securities

FRS  -   Floating Rate Security

VRS   -  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
290	Long	U.S. Treasury 5 Year Notes	June 2019	$33,224,929	$33,590,156	$365,227
101	Short	U.S. 10 Year Ultra Futures	June 2019	13,116,859	13,410,906	(294,047)

						$71,180

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; Notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$143,333,900	$—	$143,333,900
U.S. Corporate Bonds & Notes	—	201,586,833	—	201,586,833
Foreign Corporate Bonds & Notes	—	129,146,982	—	129,146,982
Foreign Government Obligations	—	21,928,705	—	21,928,705
Municipal Bond & Notes	—	39,086,869	—	39,086,869
U.S. Government Agencies	—	497,217,601	—	497,217,601
U.S. Government Treasuries	—	379,924,886	—	379,924,886
Repurchase Agreements	—	44,960,000	—	44,960,000

Total Investments at Value	$—	$1,457,185,776	$—	$1,457,185,776

Other Financial Instruments:+
Futures Contracts	$365,227	$—	$—	$365,227

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$294,047	$—	$—	$294,047

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 54.3%
Aerospace/Defense - 0.5%

Boeing Co.	955	$364,256
MSA Safety, Inc.	506	52,321
Northrop Grumman Corp.	1,755	473,148

		889,725

Agricultural Chemicals - 0.1%

Incitec Pivot, Ltd. ADR	77,000	167,090

Airlines - 0.7%

Alaska Air Group, Inc.	11,438	641,901
Copa Holdings SA, Class A	3,200	257,952
Delta Air Lines, Inc.	6,690	345,538
Hawaiian Holdings, Inc.	1,358	35,648

		1,281,039

Apparel Manufacturers - 0.1%

VF Corp.	2,408	209,279

Applications Software - 1.1%

Microsoft Corp.	16,310	1,923,601

Auction Houses/Art Dealers - 0.2%

Ritchie Bros. Auctioneers, Inc.	9,000	306,000

Auto-Cars/Light Trucks - 0.3%

Nissan Motor Co., Ltd. ADR	33,000	541,860

Auto-Heavy Duty Trucks - 0.6%

NFI Group, Inc.	3,342	81,903
PACCAR, Inc.	5,886	401,072
Volvo AB ADR	35,000	541,975

		1,024,950

Auto/Truck Parts & Equipment-Original - 0.6%

Autoliv, Inc.	6,243	459,048
Linamar Corp.	1,866	66,913
Magna International, Inc.	10,951	533,204

		1,059,165

Banks-Commercial - 1.6%

Banco Bilbao Vizcaya Argentaria SA ADR	80,000	458,400
Bank OZK	7,408	214,684
BOK Financial Corp.	440	35,882
Cathay General Bancorp	902	30,587
Cullen/Frost Bankers, Inc.	5,377	521,945
East West Bancorp, Inc.	8,338	399,974
Hope Bancorp, Inc.	2,704	35,368
ING Groep NV ADR	40,000	485,600
Nordea Bank Abp ADR	54,000	415,800
PacWest Bancorp	2,667	100,306
Washington Trust Bancorp, Inc.	840	40,446

		2,738,992

Banks-Super Regional - 1.0%

PNC Financial Services Group, Inc.	7,295	894,805
SunTrust Banks, Inc.	5,238	310,351
US Bancorp	9,574	461,371

		1,666,527

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	7,104	319,183

Beverages-Non-alcoholic - 0.9%

Coca-Cola Co.	4,885	228,911
Keurig Dr Pepper, Inc.	17,527	490,230
PepsiCo, Inc.	6,620	811,281

		1,530,422

Beverages-Wine/Spirits - 0.2%

Diageo PLC ADR	2,550	417,206

Brewery - 0.4%

Ambev SA ADR	148,000	636,400

Building & Construction Products-Misc. - 0.3%

James Hardie Industries PLC ADR	38,000	489,060

Building-Mobile Home/Manufactured Housing - 0.0%

LCI Industries	577	44,325

Cellular Telecom - 0.5%

T-Mobile US, Inc.†	9,757	674,209
Telstra Corp., Ltd. ADR	17,000	200,345

		874,554

Chemicals-Diversified - 0.5%

Croda International PLC ADR	7,000	227,290
DowDuPont, Inc.	3,926	209,295
FMC Corp.	2,726	209,411
Huntsman Corp.	1,980	44,530
PPG Industries, Inc.	1,611	181,834

		872,360

Chemicals-Specialty - 1.0%

Albemarle Corp.	7,944	651,249
Givaudan SA ADR	6,500	330,622
H.B. Fuller Co.	16,745	814,477

		1,796,348

Coatings/Paint - 0.0%

RPM International, Inc.	540	31,342

Commercial Services-Finance - 0.5%

Experian PLC ADR	16,000	433,280
PayPal Holdings, Inc.†	5,050	524,392

		957,672

Computer Services - 0.1%

Accenture PLC, Class A	1,086	191,158
Leidos Holdings, Inc.	939	60,180

		251,338

Computer Software - 0.0%

j2 Global, Inc.	419	36,285

Computers - 1.1%

Apple, Inc.	10,275	1,951,736

Containers-Paper/Plastic - 0.0%

Packaging Corp. of America	460	45,715

Cosmetics & Toiletries - 0.1%

Unilever NV	3,500	204,015

Data Processing/Management - 0.5%

Broadridge Financial Solutions, Inc.	113	11,717
Fair Isaac Corp.†	2,080	564,991
Fidelity National Information Services, Inc.	2,242	253,570

		830,278

Diagnostic Equipment - 0.4%

Thermo Fisher Scientific, Inc.	2,795	765,047

Disposable Medical Products - 0.1%

CONMED Corp.	238	19,797

STERIS PLC	682	87,316

		107,113

Distribution/Wholesale - 0.6%

KAR Auction Services, Inc.	19,676	1,009,576

Diversified Banking Institutions - 1.5%

Bank of Nova Scotia	7,374	392,886
BNP Paribas SA ADR	14,000	333,060
JPMorgan Chase & Co.	18,225	1,844,917

		2,570,863

Diversified Manufacturing Operations - 0.5%

3M Co.	704	146,277
Crane Co.	527	44,595
Parker-Hannifin Corp.	1,995	342,382
Siemens AG ADR	7,500	403,125

		936,379

Diversified Minerals - 0.0%

Livent Corp.†	2,549	31,302

E-Commerce/Products - 0.8%

Alibaba Group Holding, Ltd. ADR†	1,830	333,884
Amazon.com, Inc.†	642	1,143,241

		1,477,125

Electric Products-Misc. - 0.2%

Littelfuse, Inc.	2,263	412,952

Electric-Distribution - 0.2%

Portland General Electric Co.	270	13,997
Sempra Energy	3,249	408,919

		422,916

Electric-Integrated - 2.3%

ALLETE, Inc.	667	54,847
Alliant Energy Corp.	2,983	140,589
CLP Holdings, Ltd. ADR	36,000	418,680
Evergy, Inc.	1,100	63,855
Eversource Energy	11,366	806,418
Fortis, Inc.	672	24,857
NextEra Energy, Inc.	7,134	1,379,145
PNM Resources, Inc.	374	17,705
WEC Energy Group, Inc.	9,491	750,548
Xcel Energy, Inc.	6,899	387,793

		4,044,437

Electronic Components-Misc. - 0.0%

Garmin, Ltd.	237	20,465

Electronic Components-Semiconductors - 0.8%

Microchip Technology, Inc.	16,894	1,401,526

Electronic Forms - 0.4%

Adobe, Inc.†	2,793	744,307

Electronic Parts Distribution - 0.2%

Arrow Electronics, Inc.†	4,903	377,825

Enterprise Software/Service - 0.7%

Black Knight, Inc.†	10,507	572,631
SAP SE ADR	5,189	599,122

		1,171,753

Filtration/Separation Products - 0.0%

Donaldson Co., Inc.	276	13,817

Finance-Credit Card - 1.5%

Discover Financial Services	22,439	1,596,759
Visa, Inc., Class A	6,533	1,020,390

		2,617,149

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	13,387	572,428

Finance-Other Services - 0.7%

BGC Partners, Inc., Class A	12,965	68,844
Deutsche Boerse AG ADR	44,000	562,100
Hong Kong Exchanges & Clearing, Ltd. ADR	19,000	665,665

		1,296,609

Financial Guarantee Insurance - 0.0%

Assured Guaranty, Ltd.	1,632	72,510

Food-Dairy Products - 0.2%

Danone SA ADR	25,000	384,750

Food-Meat Products - 0.4%

Hormel Foods Corp.	7,584	339,460
Tyson Foods, Inc., Class A	4,251	295,147

		634,607

Food-Misc./Diversified - 0.2%

B&G Foods, Inc.	3,875	94,628
Ingredion, Inc.	406	38,444
Orkla ASA ADR	38,000	290,700

		423,772

Food-Retail - 0.2%

Kroger Co.	11,102	273,109

Gas-Distribution - 0.3%

Rubis SCA ADR	42,000	444,780

Golf - 0.0%

Acushnet Holdings Corp.	2,509	58,058

Human Resources - 0.2%

Adecco Group AG ADR	10,000	266,300

Independent Power Producers - 0.1%

GenOn Holdings, Inc., Class A†(9)(10)	1,355	192,070

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	1,363	260,278

Instruments-Controls - 0.2%

Honeywell International, Inc.	1,744	277,156

Insurance-Multi-line - 0.9%

Allianz SE ADR	17,000	377,570
Allstate Corp.	3,606	339,613
Chubb, Ltd.	6,578	921,446

		1,638,629

Insurance-Property/Casualty - 1.1%

Beazley PLC	4,342	29,132
Fidelity National Financial, Inc.	42,993	1,571,394
James River Group Holdings, Ltd.	1,716	68,777

Markel Corp.†	340	338,722

		2,008,025

Insurance-Reinsurance - 0.4%

Swiss Re AG ADR	30,957	755,041

Internet Content-Entertainment - 0.2%

Facebook, Inc., Class A†	2,573	428,893

Investment Companies - 0.1%

Oaktree Capital Group LLC	3,356	166,625

Investment Management/Advisor Services - 0.3%

BlackRock, Inc.	1,091	466,261

Machine Tools & Related Products - 0.2%

Lincoln Electric Holdings, Inc.	4,680	392,512

Machinery-Farming - 0.2%

Deere & Co.	1,733	277,003

Machinery-General Industrial - 0.1%

Albany International Corp., Class A	348	24,913
IDEX Corp.	134	20,333
Nordson Corp.	1,348	178,637

		223,883

Medical Instruments - 1.6%

Edwards Lifesciences Corp.†	4,897	936,943
Medtronic PLC	14,127	1,286,687
Teleflex, Inc.	1,675	506,118

		2,729,748

Medical Products - 1.3%

Abbott Laboratories	5,949	475,563
Becton Dickinson and Co.	1,511	377,342
Coloplast A/S ADR	32,000	350,240
Sonova Holding AG ADR	15,000	593,130
Varian Medical Systems, Inc.†	3,454	489,501

		2,285,776

Medical-Biomedical/Gene - 0.2%

CSL, Ltd. ADR	5,000	347,575

Medical-Drugs - 3.0%

Johnson & Johnson	1,213	169,565
Merck & Co., Inc.	15,728	1,308,098
Novartis AG ADR	9,078	872,759
Novo Nordisk A/S ADR	7,500	392,325
Pfizer, Inc.	33,567	1,425,591
Roche Holding AG ADR	33,895	1,165,649

		5,333,987

Medical-HMO - 0.5%

UnitedHealth Group, Inc.	3,242	801,617

Medical-Hospitals - 0.4%

HCA Healthcare, Inc.	1,605	209,260
Universal Health Services, Inc., Class B	3,707	495,885

		705,145

Multimedia - 0.4%

Walt Disney Co.	6,854	761,000

Networking Products - 0.5%

Cisco Systems, Inc.	17,265	932,137

Non-Hazardous Waste Disposal - 0.6%

Waste Connections, Inc.	11,732	1,039,338

Office Furnishings-Original - 0.1%

HNI Corp.	3,135	113,769

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	2,644	298,772

Oil & Gas Drilling - 0.1%

Helmerich & Payne, Inc.	3,622	201,238

Oil Companies-Exploration & Production - 0.9%

Cimarex Energy Co.	10,359	724,094
Occidental Petroleum Corp.	3,509	232,296
Riviera Resources, Inc.†	8,077	112,997
Roan Resources, Inc.†	8,077	49,350
Vermilion Energy, Inc.(TSX)	16,000	395,200
Vermilion Energy, Inc.(NYSE)	2,873	70,925

		1,584,862

Oil Companies-Integrated - 1.3%

Chevron Corp.	2,084	256,707
Exxon Mobil Corp.	2,756	222,685
Royal Dutch Shell PLC, Class B ADR	27,855	1,781,327

		2,260,719

Oil Refining & Marketing - 0.7%

Delek US Holdings, Inc.	827	30,119
HollyFrontier Corp.	2,855	140,666
Marathon Petroleum Corp.	6,327	378,671
Valero Energy Corp.	8,844	750,237

		1,299,693

Oil-Field Services - 0.2%

Core Laboratories NV	4,100	282,613

Pipelines - 0.4%

EnLink Midstream LLC	5,529	70,661
Enterprise Products Partners LP	17,066	496,621
Phillips 66 Partners LP	210	10,993
Targa Resources Corp.	1,398	58,087

		636,362

Power Converter/Supply Equipment - 0.0%

Hubbell, Inc.	210	24,776

Private Equity - 0.3%

KKR & Co, Inc. Class A	22,981	539,824

Radio - 0.0%

Entercom Communications Corp., Class A	3,321	17,435

Real Estate Investment Trusts - 2.3%

Agree Realty Corp.	464	32,174
Alexandria Real Estate Equities, Inc.	7,360	1,049,241
American Tower Corp.	4,751	936,232
CyrusOne, Inc.	9,090	476,680
Digital Realty Trust, Inc.	3,698	440,062
EastGroup Properties, Inc.	206	22,998
EPR Properties	998	76,746
Four Corners Property Trust, Inc.	830	24,568
Medical Properties Trust, Inc.	3,744	69,301
National Health Investors, Inc.	413	32,441
National Retail Properties, Inc.	653	36,170
Omega Healthcare Investors, Inc.	1,131	43,148
Simon Property Group, Inc.	2,186	398,311

Tanger Factory Outlet Centers, Inc.	14,849	311,532

		3,949,604

Real Estate Management/Services - 0.4%

Daito Trust Construction Co., Ltd. ADR	20,000	698,600
Newmark Group, Inc., Class A	6,329	52,784

		751,384

Rental Auto/Equipment - 0.5%

Aaron’s, Inc.	18,178	956,163

Retail-Apparel/Shoe - 0.6%

Lululemon Athletica, Inc.†	6,836	1,120,215

Retail-Discount - 0.3%

Costco Wholesale Corp.	1,818	440,211

Retail-Restaurants - 0.5%

Chipotle Mexican Grill, Inc.†	518	367,941
Starbucks Corp.	5,910	439,349

		807,290

Rubber-Tires - 0.4%

Bridgestone Corp. ADR	33,000	634,260

Satellite Telecom - 0.1%

Inmarsat PLC ADR	15,000	106,890

Savings & Loans/Thrifts - 0.2%

Washington Federal, Inc.	13,028	376,379

Security Services - 0.3%

Secom Co., Ltd. ADR	28,000	598,640

Semiconductor Components-Integrated Circuits - 0.6%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,847	1,017,733

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	6,881	272,901
Kulicke & Soffa Industries, Inc.	2,800	61,908
MKS Instruments, Inc.	1,267	117,894
Teradyne, Inc.	5,145	204,977
Tokyo Electron, Ltd. ADR	13,500	490,995

		1,148,675

Soap & Cleaning Preparation - 0.7%

Church & Dwight Co., Inc.	9,798	697,912
Reckitt Benckiser Group PLC ADR	36,000	609,480

		1,307,392

SupraNational Banks - 0.4%

Banco Latinoamericano de Comercio Exterior SA, Class E	34,169	680,646

Telecom Services - 0.6%

BCE, Inc.	22,309	990,296
Consolidated Communications Holdings, Inc.	3,213	35,054

		1,025,350

Telephone-Integrated - 0.3%

Verizon Communications, Inc.	7,869	465,294

Television - 0.3%

Nexstar Media Group, Inc., Class A	5,159	559,081

Textile-Apparel - 0.3%

LVMH Moet Hennessy Louis Vuitton SE ADR	8,000	589,680

Tools-Hand Held - 0.3%

Snap-on, Inc.	3,065	479,734

Toys - 0.9%

Hasbro, Inc.	19,174	1,630,173

Transport-Marine - 0.1%

Kirby Corp.†	3,211	241,178

Transport-Rail - 0.2%

Union Pacific Corp.	2,130	356,136

Transport-Services - 0.2%

Expeditors International of Washington, Inc.	5,005	379,880

Web Portals/ISP - 0.6%

Alphabet, Inc., Class A†	858	1,009,772

Total Common Stocks (cost $82,979,033)		95,562,464

EXCHANGE-TRADED FUNDS - 4.3%
Invesco QQQ Trust, Series 1 ETF	20,000	3,593,200
Vanguard Global ex-U.S. Real Estate ETF	65,500	3,901,835

Total Exchange-Traded Funds (cost $7,009,901)		7,495,035

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.3%
Banks-Super Regional - 0.3%

PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1)	$250,000	265,625
Wells Fargo & Co. FRS 6.38% (3 ML+3.77%) due 06/15/2019(1)	250,000	251,563

Total Preferred Securities/Capital Securities (cost $482,417)		517,188

ASSET BACKED SECURITIES - 4.7%
Diversified Financial Services - 4.7%
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*	85,174	81,098
Ally Master Owner Trust Series 2018-1, Class A2 2.70% due 01/17/2023	250,000	249,859
Americredit Automobile Receivables Trust Series 2018-3, Class A2A 3.11% due 01/18/2022	250,000	250,514
BMW Floorplan Master Owner Trust FRS Series 2018-1, Class A2 2.80% (1 ML+0.32%) due 05/15/2023*	250,000	249,942

Capital Auto Receivables Asset Trust Series 2018-1, Class A2A 2.54% due 10/20/2020*	96,009	95,955
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(2)(3)	256,600	277,214
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.78% due 06/10/2047(2)(4)	250,000	253,283
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	144,224	146,217
CPS Auto Receivables Trust Series 2015-A, Class B 2.79% due 02/16/2021*	4,818	4,817
CPS Auto Receivables Trust Series 2018-D, Class A 3.06% due 01/18/2022*	190,953	191,005
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 3.45% (1 ML+0.96%) due 05/25/2034(3)	4,038	4,019
CSMC Trust VRS Series 2015-1, Class B2 3.94% due 01/25/2045*(2)(3)	90,974	91,439
Drug Royalty Series 2014-1, Class A2 3.48% due 07/15/2023*	140,946	140,676
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	245,904
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(4)	257,118	253,404
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(2)(4)	200,000	199,207
GS Mtg. Securities Trust VRS Series 2014-GC20, Class C 4.97% due 04/10/2047(2)(4)	200,000	203,116
JP Morgan Mtg. Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(2)(3)	64,038	64,167
JP Morgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(2)(3)	175,269	174,296
JP Morgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(3)	198,260	198,353
JP Morgan Mtg. Trust VRS Series 2017-3, Class B2 3.86% due 08/25/2047*(2)(3)	186,642	186,409
JP Morgan Mtg. Trust VRS Series 2018-8, Class A13 4.00% due 01/25/2049*(2)(3)	94,591	94,595
KeyCorp. Student Loan Trust FRS Series 2006-A, Class 2A4 2.92% (3 ML+0.31%) due 09/27/2035	8,241	8,241
MMAF Equipment Finance LLC Series 2019-A, Class A2 3.24% due 01/10/2022*	100,000	100,168
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	76,917	76,114
Navient Student Loan Trust FRS Series 2017-A, Class A1 2.88% (1 ML+0.40%) due 12/16/2058*	125,648	125,722
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(2)(3)	91,181	95,147
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.55% due 08/25/2055*(2)(3)	80,513	87,031
PFS Financing Corp. Series 2018-F, Class A 3.52% due 10/16/2023*	250,000	253,891
PSMC Trust VRS Series 2018-4, Class A3 4.00% due 11/25/2048*(2)(3)	235,436	238,665
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(3)	337	336
Santander Drive Auto Receivables Trust Series 2018-3, Class A2A 2.78% due 03/15/2021	104,791	104,765
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(2)(3)	100,291	93,421
Sequoia Mtg. Trust VRS Series 2017-5, Class A19 3.50% due 08/25/2047*(2)(3)	86,649	85,802
Sequoia Mtg. Trust VRS Series 2018-5, Class A4 3.50% due 05/25/2048*(2)(3)	229,545	230,305
Sequoia Mtg. Trust VRS Series 2018-5, Class A19 3.50% due 05/25/2048*(2)(3)	187,727	185,713
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(2)(3)	84,476	84,823
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 2.81% (3 ML+0.20%) due 12/15/2039	122,575	120,008
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 3.16% (3 ML+0.55%) due 12/16/2030	110,812	110,811

Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(2)	150,000	156,309
Trafigura Securitisation Finance PLC FRS Series 2017-1A, Class A1 3.33% (1 ML+0.85%) due 12/15/2020*	300,000	301,150
Verizon Owner Trust Series 2017-1A, Class A 2.06% due 09/20/2021*	250,000	249,226
Wells Fargo Commercial Mtg. Trust VRS Series 2016-LC25, Class B 4.42% due 12/15/2059(2)(4)	300,000	315,770
Wells Fargo Commercial Mtg. Trust VRS Series 2015-C31, Class C 4.61% due 11/15/2048(2)(4)	300,000	306,150
Westlake Automobile Receivables Trust Series 2017-2A, Class A2A 1.80% due 07/15/2020*	25,542	25,527
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 3.98% due 06/15/2046*(2)(4)	300,000	274,458
WFRBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(2)(4)	300,000	302,312
WFRBS Commercial Mtg. Trust VRS Series 2014-C23, Class B 4.38% due 10/15/2057(2)(4)	300,000	313,184
WFRBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(2)(4)	300,000	294,898

Total Asset Backed Securities
(cost $8,209,518)		8,195,436

U.S. CORPORATE BONDS & NOTES - 21.7%
Aerospace/Defense - 0.1%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	254,662

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp. Senior Notes 1.90% due 05/04/2020	150,000	148,819

Airlines - 0.4%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	191,479	198,276
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	91,986	94,536
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	361,254	379,360

		672,172

Apparel Manufacturers - 0.1%

Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	228,123

Auto-Cars/Light Trucks - 0.3%

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	236,684
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	254,330

		491,014

Auto/Truck Parts & Equipment-Original - 0.1%

Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023	250,000	230,313

Banks-Commercial - 0.3%

PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	248,395
PNC Bank NA Senior Notes 3.10% due 10/25/2027	250,000	249,278

		497,673

Banks-Fiduciary - 0.4%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	486,277
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	253,537

		739,814

Banks-Super Regional - 1.2%

SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	500,000	498,396
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	250,622
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	252,500
US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	515,650

Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	250,000	249,620
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	250,963

		2,017,751

Beverages-Non-alcoholic - 0.1%

PepsiCo, Inc. Senior Notes 1.35% due 10/04/2019	250,000	248,485

Brewery - 0.4%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	500,000	499,493
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	250,000	260,516

		760,009

Cable/Satellite TV - 0.3%

Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	249,740
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	276,182

		525,922

Casino Hotels - 0.2%

Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	259,688

Cellular Telecom - 0.6%

Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	250,000	255,512
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	261,875
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	520,650

		1,038,037

Chemicals-Diversified - 0.3%

Westlake Chemical Corp. Company Guar. Notes 3.60% due 07/15/2022	218,000	218,425
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	250,000	241,923

		460,348

Computers - 0.3%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	247,587
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	252,073

		499,660

Containers-Paper/Plastic - 0.4%

Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	510,000
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	270,000

		780,000

Diversified Banking Institutions - 2.2%

Bank of America Corp. Senior Notes 2.88% due 04/24/2023	250,000	249,235
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	252,128
Bank of America Corp. FRS Senior Notes 3.92% (3 ML+1.16%) due 01/20/2023	250,000	253,079
Citigroup, Inc. FRS Senior Notes 4.06% (3 ML+1.43%) due 09/01/2023	200,000	203,324
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	513,718
Goldman Sachs Group, Inc. FRS Senior Notes 3.87% (3 ML+1.11%) due 04/26/2022	250,000	251,339
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	525,239
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	250,171
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	256,940
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	250,000	255,651
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	257,305
Morgan Stanley FRS Senior Notes 4.16% (3 ML+1.40%) due 04/21/2021	250,000	254,431

Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	289,568

		3,812,128

E-Commerce/Products - 0.3%

Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	529,444

Electric-Distribution - 0.3%

Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	500,000	525,053

Electric-Generation - 0.0%

Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	58,868	61,129

Electric-Integrated - 1.4%

Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	483,293
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	200,000	200,031
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	569,105
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	258,012
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	967,500

		2,477,941

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	500,000	597,284

Enterprise Software/Service - 0.4%

Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	245,889
Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	251,396
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	255,656

		752,941

Finance-Investment Banker/Broker - 0.1%

Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	251,271

Finance-Other Services - 0.1%

GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	250,000	247,167

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	251,936

Gas-Distribution - 0.2%

NiSource, Inc. Senior Notes 6.25% due 12/15/2040	250,000	313,923

Home Decoration Products - 0.1%

Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	250,000	238,606

Hotels/Motels - 0.3%

Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	532,555

Independent Power Producers - 0.1%

GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020†(9)	500,000	0
GenOn Energy, Inc./NRG Americas, Inc. FRS Sec. Notes 9.39% (6 ML+6.50%) due 12/01/2023	108,398	107,585

		107,585

Insurance-Multi-line - 0.1%

Allstate Corp. FRS Senior Notes 3.43% (3 ML+0.63%) due 03/29/2023	250,000	248,870

Insurance-Mutual - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	249,976
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	250,000	249,728

		499,704

Machinery-Farming - 0.1%

John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	250,000	249,892

Medical Instruments - 0.3%

Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	545,914

Medical-Biomedical/Gene - 0.9%

Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	249,896
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	256,712
Celgene Corp. Senior Notes 3.45% due 11/15/2027	500,000	493,950
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	255,142
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	259,784

		1,515,484

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	249,487

Medical-Hospitals - 0.6%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	533,125
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	500,000	523,650

		1,056,775

Non-Hazardous Waste Disposal - 0.6%

Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	250,000	255,000
Covanta Holding Corp. Senior Notes 6.00% due 01/01/2027	250,000	250,000
Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	265,308
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	240,625

		1,010,933

Office Automation & Equipment - 0.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	525,625

Oil & Gas Drilling - 0.4%

Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	455,000
Rowan Cos., Inc. Company Guar. Notes 4.75% due 01/15/2024	250,000	202,813

		657,813

Oil Companies-Exploration & Production - 0.4%

Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	250,000	259,691
W&T Offshore, Inc. Sec. Notes 9.75% due 11/01/2023*	250,000	249,062
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	252,875

		761,628

Oil Refining & Marketing - 0.2%

Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	260,775

Oil-Field Services - 0.3%

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	499,625

Pharmacy Services - 0.3%

CVS Health Corp. Senior Notes 4.30% due 03/25/2028	500,000	506,626

Physical Therapy/Rehabilitation Centers - 0.4%

HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	759,375

Pipelines - 1.5%

Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	250,000	238,823
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	251,037
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	284,489
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	609,370
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	506,250
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	512,249

Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	252,118

		2,654,336

Real Estate Investment Trusts - 1.4%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	199,655
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	261,421
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	261,110
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	254,177
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	258,795
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	261,595
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	497,170
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	258,597
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	252,176

		2,504,696

Rental Auto/Equipment - 0.2%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	257,635

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(9)	125,000	0

Steel-Specialty - 0.5%

Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	750,000	812,813

Storage/Warehousing - 0.3%

Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	508,750

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	259,892

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	532,025

Telephone-Integrated - 0.1%

Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	250,625

Vitamins & Nutrition Products - 0.2%

HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	250,000	257,500

Web Hosting/Design - 0.2%

VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	261,875

Total U.S. Corporate Bonds & Notes
(cost $37,456,962)		38,200,126

FOREIGN CORPORATE BONDS & NOTES - 1.1%
Agricultural Chemicals - 0.2%

OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	250,000	259,250

Banks-Commercial - 0.1%

ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	250,124

Cellular Telecom - 0.1%

Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	250,000	252,098

Diversified Banking Institutions - 0.1%

UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	250,000	251,193

Electric-Generation - 0.2%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	252,606

Oil Companies-Integrated - 0.3%

Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	500,000	492,189

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	175,000

Total Foreign Corporate Bonds & Notes
(cost $1,975,646)		1,932,460

U.S. GOVERNMENT AGENCIES - 9.9%
Federal Home Loan Mtg. Corp. - 2.9%

2.75% due 06/19/2023	250,000	254,361
3.00% due 01/01/2033	66,799	67,619
3.00% due 04/01/2035	47,667	48,223
3.00% due 10/01/2042	277,600	277,753
3.00% due 05/01/2043	116,063	116,126
3.00% due 07/01/2045	142,709	142,699
3.50% due 07/01/2042	102,269	104,523
3.50% due 10/01/2042	101,786	104,031
3.50% due 08/01/2043	169,082	173,137
3.50% due 02/01/2044	153,667	156,533
3.50% due 08/01/2045	197,571	202,385
3.50% due 07/01/2046	74,563	76,253
3.50% due 01/01/2047	205,335	210,197
4.00% due 04/01/2043	167,984	176,198
4.00% due 10/01/2045	176,081	184,669
4.00% due 08/01/2047	188,723	197,926
4.00% due 01/01/2048	120,620	126,969
4.00% due 06/01/2048	185,222	194,595
4.50% due 11/01/2043	97,881	104,558
5.00% due 01/01/2034	46,307	49,915
5.00% due 04/01/2035	40,349	43,481
5.00% due 03/01/2048	87,721	95,926
6.00% due 05/01/2031	9,535	10,497
6.00% due 09/01/2032	2,018	2,182
7.50% due 12/01/2030	12,582	12,943
7.50% due 01/01/2031	16,714	17,998
7.50% due 02/01/2031	1,706	1,899
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K058, Class A2 2.65% due 08/25/2026(4)	120,000	118,701
Series K071, Class A2 3.29% due 11/25/2027(4)	100,000	102,779
Series K072, Class A2 3.44% due 12/25/2027(4)	160,000	166,371
Series K074, Class A2 3.60% due 01/25/2028(4)	160,000	168,333
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K069, Class A2 3.19% due 09/25/2027(2)(4)	70,000	71,421
Series K075, Class A2 3.65% due 02/25/28(2)(4)	50,000	52,730
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ 2.50% due 11/15/2032(3)	95,285	93,739
Series 4033, Class ED 2.50% due 10/15/2036(3)	121,157	121,360
Series 4097, Class HI 3.00% due 08/15/2027(3)(8)	573,588	51,549
Series 4579, Class BA 3.00% due 01/15/2043(3)	100,118	101,100
Series 4343, Class DI 3.50% due 08/15/2040(3)(8)	258,071	27,391
Series 4786, Class DH 3.50% due 07/15/2042(3)	50,000	50,470
Series 4121, Class UI 3.50% due 10/15/2042(3)(8)	389,494	69,330
Series 4650, Class CA 3.50% due 05/15/2043(3)	39,466	40,587
Series 4673, Class NT 3.50% due 09/15/2043(3)	120,000	122,030
Series 3924, Class LB 4.00% due 05/15/2039(3)	200,000	206,255
Series 4135, Class DI 4.00% due 11/15/2042(3)(8)	210,734	34,925
Series 2015-4440, ClassZX 4.00% due 01/15/2045(3)	117,711	125,869
Series 4463, Class ZA 4.00% due 04/15/2045(3)	58,271	61,636
Series 4808, Class DL 4.00% due 11/15/2045(3)	30,000	31,654
Federal Home Loan Mtg. Corp. STRIPS Series 276, Class 40 4.00% due 09/15/2042(3)	85,474	90,255

		5,062,081

Federal National Mtg. Assoc. - 5.5%

2.00% due 01/05/2022	500,000	496,122
2.00% due 02/01/2032	112,480	109,525
2.38% due 01/19/2023	450,000	451,212
2.50% due 06/01/2027	105,957	105,899
2.50% due 08/01/2028	118,036	117,971
2.50% due 03/01/2030	81,972	81,624
2.88% due 09/12/2023	250,000	255,851
3.00% due 04/01/2027	31,742	32,157
3.00% due 05/01/2029	43,340	43,851
3.00% due 03/01/2030	94,294	95,405
3.00% due 08/01/2031	137,625	139,252
3.00% due 10/01/2036	99,774	100,766
3.00% due 10/01/2042	103,843	103,912
3.00% due 11/01/2042	172,075	172,190
3.00% due 12/01/2042	248,469	248,636
3.00% due 02/01/2043	91,383	91,444
3.00% due 04/01/2043	141,904	142,263
3.00% due 06/01/2043	169,112	169,226

3.00% due 08/01/2043	133,686	133,775
3.00% due 07/01/2046	203,471	202,914
3.00% due 12/01/2046	83,912	83,682
3.50% due 08/01/2031	66,629	68,297
3.50% due 02/01/2033	120,055	123,177
3.50% due 01/01/2036	150,838	154,275
3.50% due 09/01/2042	109,804	112,342
3.50% due 11/01/2042	142,887	146,191
3.50% due 02/01/2043	50,380	51,755
3.50% due 05/01/2043	119,093	122,364
3.50% due 09/01/2044	73,793	75,820
3.50% due 11/01/2044	124,336	128,211
3.50% due 03/01/2045	124,170	126,957
3.50% due 06/01/2045	62,846	64,572
3.50% due 09/01/2045	66,464	68,007
3.50% due 11/01/2045	146,469	149,926
3.50% due 03/01/2046	94,184	96,771
3.50% due 04/01/2046	148,364	152,408
3.50% due 03/01/2047	146,147	150,081
3.50% due 10/01/2047	180,254	183,982
4.00% due 09/01/2038	57,164	59,163
4.00% due 09/01/2040	136,954	142,727
4.00% due 08/01/2043	150,900	158,427
4.00% due 04/01/2044	172,973	181,586
4.00% due 08/01/2044	113,874	119,552
4.00% due 10/01/2044	156,390	162,190
4.00% due 12/01/2044	90,617	95,136
4.00% due 09/01/2045	70,389	73,900
4.00% due 05/01/2046	172,541	180,827
4.00% due 07/01/2046	76,179	79,978
4.00% due 07/01/2047	84,876	89,109
4.00% due 10/01/2047	87,823	92,154
4.00% due 12/01/2047	88,676	93,224
4.00% due 02/01/2048	92,261	96,786
4.50% due 03/01/2041	164,060	173,454
4.50% due 09/01/2043	310,340	331,255
4.50% due 12/01/2044	143,439	153,051
4.50% due 11/01/2045	161,466	171,797
4.50% due 09/01/2048	192,462	206,117
5.00% due 02/01/2040	115,262	125,655
5.00% due 07/01/2041	140,138	152,798
5.00% due 02/01/2044	136,874	148,423
6.00% due 05/01/2031	4,424	4,872
6.50% due 06/01/2019	42	47
6.50% due 09/01/2024	7,864	8,685
6.50% due 09/01/2025	2,013	2,224
6.50% due 11/01/2025	2,945	3,253
6.50% due 05/01/2026	8,740	9,653
6.50% due 11/01/2027	134	148
6.50% due 01/01/2032	3,002	3,315
7.00% due 05/01/2029	3,728	4,139
7.00% due 09/01/2029	4,729	4,776
7.00% due 01/01/2031	1,829	1,912
7.50% due 01/01/2031	5,065	5,349
7.50% due 02/01/2031	1,296	1,322
Federal National Mtg. Assoc. REMIC VRS Series 2015-38, Class AS 1.51% due 06/25/2045(2)(3)(8)	277,481	16,275
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50% due 02/25/2028(3)(8)	335,896	24,509
Series 2017-54, Class IO 3.00% due 07/25/2032(3)(8)	315,446	38,645
Series 2016-92, Class A 3.00% due 04/25/2042(3)	83,143	83,086
Series 2016-100, Class DA 3.00% due 02/25/2043(3)	59,741	60,182
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	190,360	191,284
Series 2016-30, Class IL 3.50% due 04/25/2034(3)(8)	676,898	84,521
Series 2016-4, Class LI 3.50% due 02/25/2036(3)(8)	409,756	62,423
Series 2015-20, Class EH 3.50% due 11/25/2042(3)	200,000	208,000
Series 2017-66, Class C 3.50% due 08/25/2045(3)	60,000	61,266
Series 2018-67, Class IO 3.50% due 03/25/2048(3)(8)	281,535	29,972
Series 2015-12, Class BY 4.00% due 03/25/2045(3)	100,000	109,430
Series 2017-22, Class DZ 4.00% due 04/25/2047(3)	75,568	80,316
Series 2015-18, Class IA 4.50% due 04/25/2045(3)(8)	346,189	76,722
Series 2002-16, Class TM 7.00% due 04/25/2032(3)	62,662	70,591

		9,687,039

Government National Mtg. Assoc. - 1.5%

Government National Mtg. Assoc. VRS
Series 2018-25, Class IO 0.59% due 02/16/2060(2)(4)(8)	987,528	58,342
Series 2013-97, Class IO 1.05% due 06/16/2045(2)(4)(8)	1,861,860	101,980
Government National Mtg. Assoc.
3.00% due 11/15/2042	220,514	222,425
3.00% due 02/15/2043	158,561	159,934
3.50% due 09/15/2042	120,810	124,025
3.50% due 05/15/2043	61,779	63,424
3.50% due 09/20/2045	125,336	128,285
3.50% due 06/20/2046	153,757	157,201
3.50% due 05/20/2047	90,145	92,680
3.50% due 11/20/2047	96,012	98,092
4.00% due 10/20/2044	127,802	132,374
4.00% due 07/20/2047	90,692	94,292
4.50% due 05/15/2039	37,727	39,698
5.50% due 07/20/2033	70,229	76,946
6.00% due 07/20/2033	48,303	54,562
6.50% due 12/15/2023	6,848	7,517
6.50% due 03/20/2027	422	423
6.50% due 04/20/2027	6,003	6,192
7.00% due 12/15/2022	1,405	1,406

7.00% due 05/15/2023	319	320
7.00% due 12/15/2023	1,422	1,505
7.00% due 04/15/2028	8,581	8,744
7.50% due 08/15/2030	11,739	11,883
7.50% due 09/15/2030	3,824	3,922
7.50% due 01/15/2031	8,775	9,753
Government National Mtg. Assoc. REMIC VRS
Series 2018-99, Class IO 0.52% due 06/16/2060(2)(4)(8)	397,086	22,090
Series 2013-101, Class IO 0.56% due 10/16/2054(2)(4)(8)	1,953,031	57,024
Series 2017-157, Class IO 0.57% due 12/16/2059(2)(4)(8)	976,205	53,717
Series 2013-57, Class IO 0.69% due 06/16/2054(2)(4)(8)	2,065,904	63,601
Series 2013-30, Class IO 0.80% due 09/16/2053(2)(4)(8)	1,296,015	53,371
Series 2013-40, Class IO 0.82% due 06/16/2054(2)(4)(8)	1,016,984	41,773
Series 2014-135, Class IO 0.82% due 01/16/2056(2)(4)(8)	651,568	33,591
Series 2012-139, Class IO 0.84% due 02/16/2053(2)(4)(8)	3,134,288	169,223
Series 2013-80, Class IO 0.87% due 03/16/2052(2)(4)(8)	1,090,528	63,650
Series 2013-68, Class IO 0.98% due 02/16/2046(2)(4)(8)	685,220	33,439
Government National Mtg. Assoc. REMIC
Series 2017-51, Class AH 2.60% due 05/16/2059(4)	97,461	93,183
Series 2017-190, Class AD 2.60% due 03/16/2060(4)	96,817	92,789
Series 2017-56, Class NZ 3.00% due 04/20/2047(3)	52,955	49,192
Series 2015-63, Class ZB 3.25% due 05/20/2045(3)	91,030	87,889
Series 2012-3, Class LA 3.50% due 03/20/2038(3)	33,522	33,597
Series 2018-155, Class LM 3.50% due 11/20/2045(3)	70,000	71,113
Series 2017-45, Class KI 4.00% due 10/20/2043(3)(8)	614,778	76,826

		2,751,993

Total U.S. Government Agencies (cost $17,852,536)		17,501,113

U.S. GOVERNMENT TREASURIES - 1.0%
United States Treasury Bonds - 0.5%

2.25% due 08/15/2046	250,000	222,930
3.00% due 11/15/2044	250,000	259,238
4.25% due 11/15/2040	165,000	206,656
5.25% due 11/15/2028	100,000	124,148
6.25% due 08/15/2023	80,000	93,225

		906,197

United States Treasury Notes - 0.5%

1.13% due 03/31/2020	270,000	266,657
2.00% due 02/15/2025	220,000	216,399
2.13% due 12/31/2022	80,000	79,672
2.75% due 07/31/2023	200,000	204,180
3.13% due 05/15/2021	100,000	101,703

		868,611

Total U.S. Government Treasuries (cost $1,816,512)		1,774,808

LOANS(5)(6)(7) - 0.4%
Computer Software - 0.3%

Ivanti Software, Inc. FRS 2nd Lien 11.50% (1 ML+9.00%) due 01/20/2025	500,000	480,000

Pipelines - 0.1%

BCP Renaissance Parent LLC FRS BTL-B 6.24% (3 ML+3.50%) due 10/31/2024	248,125	246,840

Total Loans (cost $741,620)		726,840

Total Long-Term Investment Securities (cost $158,524,145)		171,905,470

REPURCHASE AGREEMENTS - 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 03/29/2019, to be repurchased 04/01/2019 in the amount of $3,272,136 collateralized by $3,330,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2022 and having an approximate value of $3,338,861 (cost $3,272,000)	3,272,000	3,272,000

TOTAL INVESTMENTS (cost $161,796,145)	99.6%	175,177,470
Other assets less liabilities	0.4	669,948

NET ASSETS	100.0%	$175,847,418

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $9,805,804 representing 5.6% of net assets.

(1)	Perpetual maturity—maturity date reflects the next call date.

(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation

(4)	Commercial Mortgage Backed Security
(5)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(6)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	Interest Only
(9)	Securities classified as Level 3 (see Note 1).
(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stocks
GenOn Holdings, Inc., Class A	01/17/2019	1,355	$192,506	$192,070	$141.75	0.11%

ADR  -  American Depositary Receipt

ETF  -  Exchange-Traded Fund

NYSE  -  New York Stock Exchange

REMIC  -  Real Estate Mortgage Investment Conduit

STRIPS  -  Separate trading of registered interest and principal of securities

TSX  -  Toronto Stock Exchange

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2019 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML  -  1 Month USD LIBOR

3 ML  -  3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2019 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Independent Power Producers	$—	$—		$192,070	$192,070
Other Industries	95,341,262	29,132	**	—	95,370,394
Exchange-Traded Funds	7,495,035	—		—	7,495,035
Preferred Securities/Capital Securities	—	517,188		—	517,188
Asset Backed Securities	—	8,195,436		—	8,195,436
U.S. Corporate Bonds & Notes:
Independent Power Producers	—	107,585		0	107,585
Savings & Loans/Thrifts	—	—		0	0
Other Industries	—	38,092,541		—	38,092,541
Foreign Corporate Bonds & Notes	—	1,932,460		—	1,932,460
U.S. Government Agencies	—	17,501,113		—	17,501,113
U.S. Government Treasuries	—	1,774,808		—	1,774,808
Loans	—	726,840		—	726,840
Repurchase Agreements	—	3,272,000		—	3,272,000

Total Investments at Value	$102,836,297	$72,149,103		$192,070	$175,177,470

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no transfers during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 91.5%
Aerospace/Defense-Equipment - 1.4%

Harris Corp.	134,897	$21,544,400

Apparel Manufacturers - 0.8%

Under Armour, Inc., Class A†	146,725	3,101,767
Under Armour, Inc., Class C†	474,312	8,950,267

		12,052,034

Applications Software - 3.4%

ServiceNow, Inc.†	211,643	52,167,883

Beverages-Non-alcoholic - 2.3%

Monster Beverage Corp.†	645,134	35,211,414

Building-Residential/Commercial - 1.1%

Lennar Corp., Class A	329,603	16,180,211

Commercial Services - 2.7%

CoStar Group, Inc.†	88,382	41,223,132

Commercial Services-Finance - 1.9%

PayPal Holdings, Inc.†	275,467	28,604,493

Computer Software - 1.6%

Splunk, Inc.†	196,705	24,509,443

Cruise Lines - 1.1%

Norwegian Cruise Line Holdings, Ltd.†	291,503	16,021,005

Dental Supplies & Equipment - 2.8%

Align Technology, Inc.†	149,342	42,462,411

Drug Delivery Systems - 0.6%

DexCom, Inc.†	79,195	9,432,125

E-Commerce/Products - 9.2%

Amazon.com, Inc.†	68,983	122,841,478
Wayfair, Inc., Class A†	105,985	15,733,473

		138,574,951

E-Commerce/Services - 1.4%

TripAdvisor, Inc.†	131,978	6,790,268
Zillow Group, Inc., Class C†	416,046	14,453,438

		21,243,706

Electronic Components-Semiconductors - 1.4%

Advanced Micro Devices, Inc.†	811,937	20,720,632

Enterprise Software/Service - 5.4%

Guidewire Software, Inc.†	344,351	33,457,143
Workday, Inc., Class A†	253,281	48,845,241

		82,302,384

Entertainment Software - 0.9%

DraftKings, Inc.†(1)(2)	1,438,464	4,085,238
Electronic Arts, Inc.†	87,839	8,927,077

		13,012,315

Finance-Credit Card - 1.9%

American Express Co.	259,285	28,339,851

Finance-Investment Banker/Broker - 1.0%

TD Ameritrade Holding Corp.	302,612	15,127,574

Food-Misc./Diversified - 1.8%

Lamb Weston Holdings, Inc.	359,008	26,904,060

Healthcare Safety Devices - 1.0%

Tandem Diabetes Care, Inc.†	232,313	14,751,876

Hotels/Motels - 0.7%

Hilton Grand Vacations, Inc.†	321,517	9,918,799

Internet Application Software - 1.2%

Zendesk, Inc.†	206,971	17,592,535

Internet Content-Entertainment - 3.9%

Netflix, Inc.†	166,899	59,509,507

Internet Content-Information/News - 1.7%

Spotify Technology SA†	188,635	26,182,538

Lighting Products & Systems - 0.9%

Universal Display Corp.	88,199	13,481,217

Machinery-General Industrial - 2.0%

IDEX Corp.	81,152	12,314,005
Roper Technologies, Inc.	54,327	18,578,204

		30,892,209

Medical Instruments - 0.9%

Edwards Lifesciences Corp.†	72,781	13,925,189

Medical Products - 3.0%

Haemonetics Corp.†	333,628	29,185,777
Penumbra, Inc.†	113,572	16,696,220

		45,881,997

Medical-Biomedical/Gene - 6.4%

Bluebird Bio, Inc.†	25,907	4,075,948
Exact Sciences Corp.†	542,574	46,997,760
Gilead Sciences, Inc.	187,882	12,214,209
Ionis Pharmaceuticals, Inc.†	243,165	19,737,703
Sage Therapeutics, Inc.†	91,944	14,623,693

		97,649,313

Medical-Drugs - 1.1%

Galapagos NV†	120,812	14,080,621
Galapagos NV ADR†	17,179	2,023,343

		16,103,964

Multimedia - 2.1%

Walt Disney Co.	286,780	31,841,183

Office Automation & Equipment - 1.3%

Zebra Technologies Corp., Class A†	97,502	20,429,594

Oil Companies-Exploration & Production - 1.5%

Diamondback Energy, Inc.	116,899	11,868,755
EOG Resources, Inc.	116,682	11,105,793

		22,974,548

Patient Monitoring Equipment - 1.6%

Insulet Corp.†	249,054	23,682,545

Real Estate Investment Trusts - 1.2%

Crown Castle International Corp.	137,841	17,643,648

Recreational Centers - 1.4%

Planet Fitness, Inc., Class A†	308,329	21,188,369

Recreational Vehicles - 0.8%

Polaris Industries, Inc.	141,709	11,964,491

Resorts/Theme Parks - 2.5%

Marriott Vacations Worldwide Corp.	175,098	16,371,663
Vail Resorts, Inc.	99,173	21,550,293

		37,921,956

Retail-Apparel/Shoe - 0.6%

Burlington Stores, Inc.†	60,900	9,541,812

Retail-Floor Coverings - 1.2%

Floor & Decor Holdings, Inc., Class A†	456,319	18,809,469

Retail-Restaurants - 1.9%

Chipotle Mexican Grill, Inc.†	39,959	28,383,277

Schools - 2.5%

2U, Inc.†	262,337	18,586,576
Grand Canyon Education, Inc.†	168,441	19,288,179

		37,874,755

Security Services - 1.0%

Brink’s Co.	191,406	14,433,926

Software Tools - 2.1%

VMware, Inc., Class A	180,227	32,532,776

Transport-Rail - 1.1%

CSX Corp.	230,692	17,260,375

Veterinary Diagnostics - 0.1%

Elanco Animal Health, Inc.†	28,437	911,975

Web Hosting/Design - 2.3%

GoDaddy, Inc., Class A†	200,199	15,052,963
Shopify, Inc., Class A†	94,890	19,606,172

		34,659,135

Web Portals/ISP - 0.8%

Alphabet, Inc., Class A†	9,967	11,730,063

Total Common Stocks
(cost $1,165,148,254)		1,385,307,065

CONVERTIBLE PREFERRED SECURITIES - 2.5%
Advertising Services - 0.0%

Nanigans, Inc., Series B†(1)(2)	126,818	568,145

Applications Software - 0.2%

Magic Leap, Inc., Series C†(1)(2)	93,690	2,529,630

E-Commerce/Products - 0.2%

One Kings Lane Inc., Escrow†(1)	291,563	46,650
The Honest Co., Inc., Series C†(1)(2)	97,634	3,087,187

		3,133,837

E-Commerce/Services - 2.0%

Airbnb, Inc., Series E†(1)(2)	46,491	5,387,222
Uber Technologies, Inc., Series D†(1)(2)	462,320	24,223,771

		29,610,993

Web Portals/ISP - 0.1%

Pinterest, Inc., Series G†(1)(2)	390,940	2,243,996

Total Convertible Preferred Securities
(cost $20,563,866)		38,086,601

Total Long-Term Investment Securities
(cost $1,185,712,120)		1,423,393,666

REPURCHASE AGREEMENTS - 7.9%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$27,415,000	27,415,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	13,700,000	13,700,000
BNP Paribas SA Joint Repurchase Agreement(3)	24,660,000	24,660,000
Deutsche Bank AG Joint Repurchase Agreement(3)	26,450,000	26,450,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	27,400,000	27,400,000

Total Repurchase Agreements
(cost $119,625,000)		119,625,000

TOTAL INVESTMENTS
(cost $1,305,337,120)	101.9%	1,543,018,666
Liabilities in excess of other assets	(1.9)	(29,077,291)

NET ASSETS	100.0%	$1,513,941,375

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DraftKings, Inc.	07/16/2015	640,163	2,337,660
	07/17/2015	23,563	86,045
	08/11/2015	774,738	2,996,033

		1,438,464	$5,419,738	$4,085,238	$2.84	0.27%

Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	5,387,222	115.88	0.35
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	3,087,187	31.62	0.20
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,529,630	27.00	0.17
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	568,145	4.48	0.04
Pinterest, Inc., Series G	03/19/2015	390,940	2,806,594	2,243,996	5.74	0.15
Uber Technologies, Inc., Series D	06/05/2014	462,320	7,171,993	24,223,771	52.40	1.60

				$42,125,189		2.78%

(3)	See Note 2 for details of Joint Repurchase Agreements.

ADR  -  American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Entertainment Software	$8,927,077	$—	$4,085,238	$13,012,315
Other Industries	1,372,294,750	—	—	1,372,294,750
Convertible Preferred Securities	—	—	38,086,601	38,086,601
Repurchase Agreements	—	119,625,000	—	119,625,000

Total Investments at Value	$1,381,221,827	$119,625,000	$42,171,839	$1,543,018,666

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2018	$3,792,096	$34,312,478
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	138,495	—
Realized Loss	—	—
Change in unrealized appreciation(1)	417,787	3,779,954
Change in unrealized depreciation(1)	(124,645)	(5,831)
Net Purchases	—	—
Net Sales	(138,495)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 03/31/2019	$4,085,238	$38,086,601

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2019 includes:

Common Stocks	Convertible Preferred Securities
$417,787	$3,774,123

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2019.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 3/31/2019	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$4,085,238	Market Approach	2020 Estimated Revenue Multiple*	2.6x
			Discount for Lack of Marketability	10.0%

Convertible Preferred Securities	$2,529,630	Market Approach	Market Transaction Price*	$27.00

	$24,223,771	Market Approach	Market Transaction Price*	$48.772228
			Next Twelve Months EBITDA Multiple*	20.0x
			Discount for Lack of Marketability	10.0%

	$5,387,222	Market Approach	2018 Estimated Revenue Multiple*	8.81x
			2021 Estimated Revenue Multiple*	4.2x-6.9x (5.55x)
			2021 Estimated Gross Profit Multiple*	5.0x
			2022 Estimated Revenue Multiple*	3.9x
			2022 Estimated Gross Profit Multiple*	4.6x
			2023 Estimated Revenue Multiple*	3.9x
			2023 Estimated Gross Profit Multiple*	4.2x
			Discount for Lack of Marketability	10%-15% (11.7%)

	$2,243,996	Market Approach	Next Twelve Months Revenue Multiple*	5.8x
			Discount for Lack of Marketability	10.00%

	$3,087,187	Market Approach with Option Pricing Method (“OPM”)	2019 Estimated Revenue Multiple*	2.52x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	16.5%
			Term to liquidity event in years	3.00
			Risk-free rate	2.18%

	$568,145	Market Approach with	Last Twelve Months Revenue Multiple*	1.4x
		Option Pricing Method	Discount for Lack of Marketability	10.00%
		(“OPM”) and Cost Approach	OPM assumptions:
			Volatility*	62.4%
			Term to liquidity event in years	3.00
			Risk-free rate	2.18%
			Abandoment Value*	$0.000000

	$46,650	Income Approach	Future Cash Flows*	$0.16
			Discount for Potential Claims	50.0%

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
EXCHANGE-TRADED FUNDS - 97.6%
Global X MLP ETF	222,099	$1,970,018
iShares 0-5 Year High Yield Corporate Bond ETF	109,196	5,100,545
iShares 1-3 Year Credit Bond ETF	104,782	5,534,585
iShares 10+ Year Credit Bond ETF	63,501	3,832,285
iShares CMBS ETF	31,402	1,622,227
iShares Core Dividend Growth ETF	21,818	801,812
iShares Emerging Markets Dividend ETF	26,079	1,048,637
iShares Floating Rate Bond ETF	47,400	2,413,134
iShares iBoxx $ High Yield Corporate Bond ETF	186,445	16,121,899
iShares International Developed Real Estate ETF	26,548	807,059
iShares International Select Dividend ETF	59,283	1,829,473
iShares MSCI Eurozone ETF	88,161	3,403,015
iShares U.S. Real Estate ETF	9,293	808,863
iShares U.S. Preferred Stock ETF	146,647	5,359,948
iShares Core High Dividend ETF	22,947	2,140,726

TOTAL INVESTMENTS
(cost $52,639,138)	97.6%	52,794,226
Other assets less liabilities	2.4	1,300,590

NET ASSETS	100.0%	$54,094,816

ETF - Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
6	Short	British Pound Sterling Currency Futures	June 2019	$497,338	$489,600	$7,738
15	Short	Euro Currency Futures	June 2019	2,136,394	2,116,594	19,800
18	Short	Euro Stoxx 50 Index	June 2019	575,243	589,767	(14,524)
5	Long	U.S. 10 Year Ultra Bonds	June 2019	648,984	663,906	14,922
2	Short	U.S. Long Bond	June 2019	291,500	299,313	(7,813)
5	Short	U.S. Ultra Bonds	June 2019	808,398	840,000	(31,602)

						$(11,479)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2019 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$52,794,226	$—		$—	$52,794,226

Other Financial Instruments:+
Futures Contracts	$42,460	—		$—	$42,460

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$39,415	$14,524	**	$—	$53,939

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity futures securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount(1)	Value (Note 1)
COMMON STOCKS - 59.8%
Aerospace/Defense - 1.5%

Boeing Co.	435	$165,918
General Dynamics Corp.	1,955	330,942
Lockheed Martin Corp.	916	274,947

		771,807

Aerospace/Defense-Equipment - 1.8%

Airbus SE	3,375	447,541
Safran SA	3,395	465,838

		913,379

Apparel Manufacturers - 0.4%

Under Armour, Inc., Class A†	9,840	208,018

Applications Software - 2.1%

Intuit, Inc.	1,065	278,402
Microsoft Corp.	2,678	315,843
salesforce.com, Inc.†	1,412	223,618
ServiceNow, Inc.†	1,145	282,231

		1,100,094

Athletic Footwear - 0.7%

NIKE, Inc., Class B	4,421	372,292

Auto-Cars/Light Trucks - 0.8%

Ferrari NV	2,010	270,137
General Motors Co.	3,745	138,939

		409,076

Auto/Truck Parts & Equipment-Original - 0.8%

Aptiv PLC	2,275	180,840
Delphi Technologies PLC	5,548	106,854
Valeo SA	4,293	124,986

		412,680

Banks-Commercial - 2.3%

FinecoBank Banca Fineco SpA	9,932	131,059
First Republic Bank	2,365	237,588
HDFC Bank, Ltd. ADR	4,384	508,150
ING Groep NV	25,731	311,894

		1,188,691

Building & Construction Products-Misc. - 0.3%

Fortune Brands Home & Security, Inc.	2,941	140,021

Building-Heavy Construction - 1.0%

China Tower Corp., Ltd.†*	2,160,314	501,597

Cable/Satellite TV - 0.7%

Charter Communications, Inc., Class A†	970	336,503

Cellular Telecom - 0.5%

T-Mobile US, Inc.†	3,905	269,836

Commercial Services - 0.5%

Intertek Group PLC	4,017	254,418

Commercial Services-Finance - 1.8%

FleetCor Technologies, Inc.†	1,074	264,838
Global Payments, Inc.	1,940	264,849
IHS Markit, Ltd.†	5,208	283,211
PayPal Holdings, Inc.†	1,310	136,030

		948,928

Computer Services - 0.8%

Capgemini SE	1,816	220,864
Cognizant Technology Solutions Corp., Class A	2,624	190,109

		410,973

Cosmetics & Toiletries - 0.4%

Shiseido Co., Ltd.	3,200	231,591

Diagnostic Equipment - 1.7%

Danaher Corp.	4,142	546,827
Thermo Fisher Scientific, Inc.	1,264	345,982

		892,809

Diversified Banking Institutions - 1.4%

Bank of America Corp.	18,551	511,822
UniCredit SpA	17,666	226,651

		738,473

Diversified Minerals - 0.7%

Anglo American PLC	13,801	370,550

E-Commerce/Products - 2.4%
Alibaba Group Holding, Ltd. ADR†	3,174	579,096
Amazon.com, Inc.†	369	657,097

		1,236,193

Electric-Integrated - 0.1%

PG&E Corp.†	2,200	39,160

Electronic Components-Misc. - 0.4%

Flex, Ltd.†	21,381	213,810

Electronic Components-Semiconductors - 2.6%

Advanced Micro Devices, Inc.†	11,522	294,042
Broadcom, Inc.	1,822	547,894
Micron Technology, Inc.†	8,001	330,681
NVIDIA Corp.	1,020	183,151

		1,355,768

Electronic Forms - 0.7%

Adobe, Inc.†	1,269	338,176

Electronic Measurement Instruments - 0.6%

Agilent Technologies, Inc.	3,735	300,219

Enterprise Software/Service - 0.9%

Guidewire Software, Inc.†	2,508	243,677
Workday, Inc., Class A†	1,115	215,028

		458,705

Entertainment Software - 0.5%

Activision Blizzard, Inc.	5,412	246,408

Finance-Credit Card - 1.3%

Visa, Inc., Class A	4,274	667,556

Finance-Investment Banker/Broker - 0.7%

TD Ameritrade Holding Corp.	7,302	365,027

Finance-Other Services - 1.0%

Intercontinental Exchange, Inc.	6,517	496,204

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.	3,617	160,703

Food-Misc./Diversified - 1.7%

Nestle SA	7,186	685,809
Post Holdings, Inc.†	1,804	197,358

		883,167

Hotels/Motels - 0.5%

Marriott International, Inc., Class A	2,193	274,322

Human Resources - 0.2%

Recruit Holdings Co., Ltd.	2,935	84,121

Industrial Automated/Robotic - 0.8%

Keyence Corp.	650	406,097

Insurance-Life/Health - 0.5%

AIA Group, Ltd.	27,822	276,940

Insurance-Multi-line - 1.6%

Allianz SE	1,657	368,549
Ping An Insurance Group Co. of China, Ltd.	41,534	465,032

		833,581

Insurance-Property/Casualty - 0.5%

Tokio Marine Holdings, Inc.	5,540	268,639

Internet Application Software - 1.1%

Tencent Holdings, Ltd.	11,809	542,996

Internet Content-Entertainment - 0.9%

Facebook, Inc., Class A†	1,737	289,540
Netflix, Inc.†	437	155,817

		445,357

Internet Content-Information/News - 0.3%

Spotify Technology SA†	1,140	158,232

Investment Management/Advisor Services - 0.6%

BlackRock, Inc.	773	330,357

Medical Instruments - 0.5%

Medtronic PLC	3,009	274,060

Medical Products - 1.3%

Abbott Laboratories	6,139	490,752
Koninklijke Philips NV	5,004	204,139

		694,891

Medical-Biomedical/Gene - 0.2%

Bluebird Bio, Inc.†	797	125,392

Medical-Drugs - 0.5%

Bausch Health Cos., Inc.†	7,161	176,877
WuXi AppTec Co., Ltd.†*	7,200	87,666

		264,543

Medical-HMO - 1.1%

UnitedHealth Group, Inc.	2,306	570,182

Medical-Hospitals - 0.7%

HCA Healthcare, Inc.	2,823	368,063

Metal-Aluminum - 0.1%

Alcoa Corp.†	2,620	73,779

Oil Companies-Exploration & Production - 1.2%

Concho Resources, Inc.	1,309	145,247
Encana Corp.	38,310	277,503
EOG Resources, Inc.	2,234	212,632

		635,382

Oil Companies-Integrated - 1.4%

TOTAL SA	12,792	710,375

Oil Refining & Marketing - 0.2%

Valero Energy Corp.	1,105	93,737

Real Estate Investment Trusts - 0.7%

Public Storage	1,697	369,573

Real Estate Management/Services - 1.0%

Vonovia SE	9,749	505,348

Real Estate Operations & Development - 0.5%

Mitsui Fudosan Co., Ltd.	9,900	249,435

Retail-Apparel/Shoe - 0.5%

Tapestry, Inc.	7,584	246,404

Retail-Building Products - 0.5%

Lowe’s Cos., Inc.	2,539	277,944

Retail-Discount - 1.2%

Walmart, Inc.	6,342	618,535

Retail-Restaurants - 0.6%

Domino’s Pizza, Inc.	1,113	287,265

Rubber-Tires - 0.3%

Cie Generale des Etablissements Michelin SCA	1,210	143,430

Schools - 0.7%

New Oriental Education & Technology Group, Inc. ADR†	3,944	355,315

Semiconductor Components-Integrated Circuits - 0.8%

Taiwan Semiconductor Manufacturing Co., Ltd.	51,520	412,157

Telephone-Integrated - 1.1%

Verizon Communications, Inc.	9,289	549,259

Textile-Apparel - 0.5%

LVMH Moet Hennessy Louis Vuitton SE	677	249,664

Tobacco - 0.2%

British American Tobacco PLC	2,158	90,033

Transport-Equipment & Leasing - 0.6%

AerCap Holdings NV†	6,406	298,135

Transport-Rail - 0.8%

CSX Corp.	5,279	394,975

Transport-Truck - 0.2%

Old Dominion Freight Line, Inc.	740	106,849

Veterinary Diagnostics - 0.6%

Elanco Animal Health, Inc.†	9,428	302,356

Web Portals/ISP - 1.2%

Alphabet, Inc., Class C†	545	639,454

Wireless Equipment - 0.2%

Xiaomi Corp. Class B†*	74,355	108,064

Total Common Stocks
(cost $29,011,878)		30,868,073

EXCHANGE-TRADED FUNDS - 0.2%
iShares MSCI Japan ETF (cost $98,407)	2,006	109,768

U.S. CORPORATE BONDS & NOTES - 0.3%
Cable/Satellite TV - 0.1%
Comcast Corp. Company Guar. Notes 3.45% due 10/01/2021	$45,000	45,887

Diversified Banking Institutions - 0.1%
Citigroup, Inc. FRS Senior Notes 3.54% (3 ML+0.93%) due 06/07/2019	45,000	45,069

Telephone-Integrated - 0.1%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021	50,000	50,012

Total U.S. Corporate Bonds & Notes
(cost $139,973)		140,968

FOREIGN CORPORATE BONDS & NOTES - 0.1%
Pipelines - 0.1%
Enbridge, Inc. FRS Company Guar. Notes 2.71% (3 CDOR+0.59%) due 05/24/2019 (cost $37,456)	CAD	50,000	37,442

FOREIGN GOVERNMENT OBLIGATIONS - 15.6%
Sovereign - 15.6%
Commonwealth of Australia Senior Notes 2.25% due 11/21/2022	AUD	60,000	43,881
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	150,000	115,220
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	25,000	19,876
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	20,709
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	25,000	19,331
Federal Republic of Germany Bonds zero coupon due 10/08/2021	EUR	317,000	361,096
Federal Republic of Germany Bonds zero coupon due 10/07/2022	EUR	45,000	51,508
Federal Republic of Germany Bonds zero coupon due 04/14/2023	EUR	13,000	14,904
Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	110,000	130,796
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	90,000	148,710
Federal Republic of Germany Bonds 4.25% due 07/04/2039	EUR	4,000	7,896
Government of Canada Bonds 0.75% due 03/01/2021	CAD	125,000	92,129
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	52,060
Government of Canada Bonds 3.50% due 12/01/2045	CAD	25,000	24,829
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	15,437
Government of Canada Bonds 5.75% due 06/01/2033	CAD	10,000	11,208
Government of Finland Senior Bonds 1.13% due 04/15/2034*	EUR	5,000	6,083
Government of Finland Senior Notes 1.38% due 04/15/2047*	EUR	5,000	6,317
Government of France Bonds zero coupon due 02/25/2021	EUR	30,000	33,996
Government of France Bonds zero coupon due 05/25/2021	EUR	100,000	113,449
Government of France Bonds zero coupon due 03/25/2024	EUR	200,000	227,256
Government of France Bonds 0.75% due 05/25/2028	EUR	179,000	210,893
Government of France Bonds 1.25% due 05/25/2036*	EUR	70,000	83,469
Government of France Bonds 2.00% due 05/25/2048*	EUR	20,000	26,267
Government of France Bonds 3.25% due 05/25/2045	EUR	73,000	119,814
Government of France Bonds 5.75% due 10/25/2032	EUR	45,000	84,864
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	35,000,000	316,851
Government of Japan Senior Notes 0.10% due 03/20/2027	JPY	27,750,000	256,293
Government of Japan Senior Notes 0.20% due 06/20/2036	JPY	42,300,000	379,074
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	25,000,000	232,078
Government of Japan Senior Notes 0.30% due 06/20/2046	JPY	6,800,000	58,597
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	8,600,000	80,278
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	20,741
Government of Japan Senior Notes 0.80% due 09/20/2047	JPY	24,700,000	240,900
Government of Japan Senior Notes 0.90% due 06/20/2022	JPY	23,450,000	219,042
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	6,500,000	60,445
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	17,550,000	193,862
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	63,890
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	3,400,000	40,821
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	17,300,000	190,484
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	5,300,000	65,848

Government of Malaysia Senior Notes 3.42% due 08/15/2022	MYR	75,000	18,331
Government of Malaysia Senior Notes 4.13% due 04/15/2032	MYR	100,000	24,516
Government of New Zealand Senior Notes 3.00% due 04/20/2029	NZD	170,000	128,320
Kingdom of Belgium Senior Notes 0.50% due 10/22/2024*	EUR	45,000	52,366
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	40,000	47,171
Kingdom of Belgium Senior Notes 0.80% due 06/22/2028*	EUR	36,000	42,241
Kingdom of Belgium Senior Notes 1.70% due 06/22/2050*	EUR	30,000	35,702
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	10,000	14,747
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	50,000	59,692
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	10,000	17,915
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	180,000	30,836
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	56,000	15,387
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	135,000	16,072
Kingdom of Spain Bonds 0.05% due 01/31/2021	EUR	78,000	88,052
Kingdom of Spain Bonds 0.35% due 07/30/2023	EUR	111,000	126,084
Kingdom of Spain Bonds 1.45% due 04/30/2029*	EUR	56,000	64,902
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	93,000	110,005
Kingdom of Spain Senior Bonds 1.95% due 04/30/2026*	EUR	45,000	55,126
Kingdom of Spain Senior Notes 2.35% due 07/30/2033*	EUR	30,000	37,093
Kingdom of Spain Senior Notes 2.70% due 10/31/2048*	EUR	5,000	6,159
Kingdom of Spain Senior Notes 2.90% due 10/31/2046*	EUR	20,000	25,800
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	33,485
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	15,000	25,594
Kingdom of Sweden Bonds 0.75% due 05/12/2028	SEK	40,000	4,526
Kingdom of Sweden Bonds 0.75% due 11/12/2029*	SEK	960,000	107,905
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	80,000	9,220
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	40,000	6,447
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	225,000	26,434
Kingdom of the Netherlands Bonds 0.75% due 07/15/2027*	EUR	30,000	35,899
Kingdom of the Netherlands Bonds 0.75% due 07/15/2028*	EUR	15,000	17,948
Kingdom of the Netherlands Bonds 1.75% due 07/15/2023*	EUR	70,000	85,974
Kingdom of the Netherlands Bonds 2.75% due 01/15/2047*	EUR	10,000	17,298
Kingdom of the Netherlands Bonds 4.00% due 01/15/2037*	EUR	17,500	31,703
Republic of Austria Senior Notes zero coupon due 07/15/2023*	EUR	50,000	56,992
Republic of Austria Senior Notes 0.50% due 02/20/2029*	EUR	25,000	28,771
Republic of Austria Senior Notes 1.50% due 02/20/2047*	EUR	5,000	6,231
Republic of Austria Senior Notes 3.15% due 06/20/2044*	EUR	15,000	25,166
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	37,920
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	10,000	17,731
Republic of Finland Senior Notes 0.50% due 09/15/2029*	EUR	10,000	11,473
Republic of Finland Senior Notes 2.00% due 04/15/2024*	EUR	15,000	18,791
Republic of Ireland Bonds 0.90% due 05/15/2028	EUR	30,000	35,133
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	10,000	12,789
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	5,000	6,588

Republic of Italy Bonds 0.05% due 04/15/2021	EUR	125,000	138,828
Republic of Italy Bonds 0.95% due 03/01/2023	EUR	60,000	66,403
Republic of Italy Bonds 1.85% due 05/15/2024	EUR	140,000	158,409
Republic of Italy Bonds 2.05% due 08/01/2027	EUR	280,000	309,033
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	62,000	66,821
Republic of Italy Bonds 3.45% due 03/01/2048*	EUR	27,000	30,310
Republic of Italy Bonds 3.85% due 09/01/2049*	EUR	10,000	11,780
Republic of Italy Bonds 5.00% due 09/01/2040*	EUR	35,000	48,744
Republic of Poland Bonds 2.50% due 07/25/2026	PLN	107,000	27,800
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	65,000	19,090
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	40,000	32,630
Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	908,000	57,648
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	45,000	60,207
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	100,000	137,600
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	155,270
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	20,000	35,278
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	45,000	82,517
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	27,000	55,876
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	30,000	55,742
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	74,000	154,364
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	30,000	40,547
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/2025	GBP	90,000	145,961
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	314,000	16,293
United Mexican States Bonds 10.00% due 11/20/2036	MXN	543,800	32,243

Total Foreign Government Obligations (cost $8,007,777)			8,077,131

U.S. GOVERNMENT TREASURIES - 7.1%
United States Treasury Bonds - 1.2%

2.50% due 05/15/2046		230,000	216,173
3.00% due 11/15/2045		123,000	127,651
3.13% due 05/15/2048		55,000	58,319
5.00% due 05/15/2037		155,000	209,523

			611,666

United States Treasury Notes - 5.9%

1.38% due 08/31/2023(2)		469,000	451,980
2.00% due 11/30/2020		325,000	323,185
2.00% due 02/28/2021		91,000	90,481
2.00% due 11/15/2026		170,000	165,863
2.13% due 08/15/2021		744,000	741,501
2.25% due 07/31/2021		280,000	279,858
2.50% due 05/15/2024		164,000	165,883
2.75% due 02/15/2028		322,000	331,182
3.50% due 05/15/2020		500,000	505,996

			3,055,929

Total U.S. Government Treasuries (cost $3,602,047)			3,667,595

Total Long-Term Investment Securities (cost $40,897,538)			42,900,977

SHORT-TERM INVESTMENT SECURITIES - 1.4%
U.S. Government Treasuries - 1.4%

United States Treasury Bills
2.41% due 05/23/2019		421,000	419,574
2.42% due 05/25/2019		289,000	288,021

Total U.S. Government Treasuries (cost $707,539)			707,595

REPURCHASE AGREEMENTS - 15.5%
Bank of America Securities LLC Joint Repurchase Agreement(3)		1,845,000	1,845,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)		915,000	915,000
BNP Paribas SA Joint Repurchase Agreement(3)		1,650,000	1,650,000
Deutsche Bank AG Joint Repurchase Agreement(3)		1,770,000	1,770,000
RBS Securities, Inc. Joint Repurchase Agreement(3)		1,830,000	1,830,000

Total Repurchase Agreements (cost $8,010,000)			8,010,000

TOTAL INVESTMENTS (cost $49,615,077)		100.0%	51,618,572
Other assets less liabilities		0.0	21,106

NET ASSETS		100.0%	$51,639,678

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $2,120,990 representing 4.1% of net assets.

(1)	Denominated in United States dollars unless otherwise indicated.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.

ADR - American Depositary Receipt

ETF - Exchanged-Traded Fund

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at March 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 CDOR - 3 Month Canadian Dollar Offered Rate

3 ML - 3 Month USD LIBOR

Currency Legend

AUD -	Australian Dollar
CAD -	Canadian Dollar
DKK -	Danish Krone
EUR -	Euro Currency
GBP -	British Sterling Pound
JPY -	Japanese Yen
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PLN -	Polish Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar
ZAR -	South African Rand

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
7	Long	Australian 3 Year Bond	June 2019	$561,939	$564,841	$2,902
6	Long	Mini MSCI EAFE Index	June 2019	557,165	559,920	2,755
8	Long	S&P 500 E-Mini Index	June 2019	1,110,088	1,135,120	25,032
7	Long	U.S. Treasury 5 Year Notes	June 2019	808,531	810,797	2,266
21	Long	U.S. Treasury 10 Year Notes	June 2019	2,572,109	2,608,594	36,485

						$69,440

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional Value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Ltd.	JPY	263,861,000	USD	2,363,215	04/04/2019	$—	$(17,927)
	USD	520,763	JPY	58,145,000	04/04/2019	3,950	—

						3,950	(17,927)

Bank of America, N.A.	AUD	2,000	USD	1,418	04/04/2019	—	(2)
	JPY	3,507,000	USD	31,499	04/04/2019	—	(149)
	USD	31,484	EUR	28,000	04/04/2019	—	(70)
	USD	1,158	NOK	10,000	04/04/2019	2	—

						2	(221)

Bank of Montreal	JPY	4,442,000	USD	40,085	04/04/2019	—	—
	JPY	265,486,000	USD	2,399,853	04/26/2019	—	(722)
	USD	2,381,132	JPY	263,861,000	04/04/2019	10	—
	USD	40,153	JPY	4,442,000	04/26/2019	12	—

						22	(722)

Barclays Bank PLC	AUD	25,000	USD	17,751	04/04/2019	—	(1)
	AUD	320,000	USD	226,769	04/30/2019	—	(573)
	CAD	67,000	USD	50,174	04/04/2019	33	—
	CHF	39,000	USD	39,001	04/04/2019	—	(173)
	EUR	36,000	USD	40,904	04/04/2019	514	—
	GBP	25,000	USD	33,087	04/11/2019	511	—
	JPY	1,139,000	USD	10,305	04/04/2019	27	—
	NOK	111,000	USD	12,974	04/04/2019	104	—
	NZD	25,000	USD	17,111	04/04/2019	86	—
	SEK	197,000	USD	21,323	04/04/2019	131	—
	USD	229,487	AUD	324,000	04/04/2019	579	—
	USD	21,670	CAD	29,000	04/04/2019	33	—
	USD	2,992	CHF	3,000	04/04/2019	21	—
	USD	118,482	EUR	105,000	04/04/2019	—	(679)
	USD	18,904	JPY	2,098,000	04/04/2019	29	—
	USD	15,193	NOK	131,000	04/04/2019	—	(3)
	USD	7,491	NZD	11,000	04/04/2019	—	—
	USD	14,750	SEK	137,000	04/04/2019	—	(12)
	USD	1,130	EUR	1,000	04/11/2019	—	(7)

						2,068	(1,448)

BNP Paribas SA	AUD	15,000	USD	10,662	04/30/2019	5	—
	EUR	64,000	USD	72,030	04/30/2019	68	—
	GBP	27,000	USD	35,233	04/30/2019	17	—
	JPY	2,800,000	USD	25,344	04/26/2019	26	—
	NZD	14,000	USD	9,523	04/04/2019	—	(11)
	NZD	15,000	USD	10,235	04/30/2019	15	—
	SEK	719,000	USD	77,562	04/04/2019	216	—
	USD	139,233	GBP	105,000	04/11/2019	—	(2,413)
	USD	9,528	NZD	14,000	04/30/2019	11	—

						358	(2,424)

Citibank N.A.	EUR	105,000	USD	118,209	04/04/2019	405	—
	JPY	5,062,000	USD	45,899	04/04/2019	219	—
	NZD	4,000	USD	2,721	04/04/2019	—	(3)
	USD	33,699	EUR	30,000	04/04/2019	—	(40)
	USD	7,755	NOK	68,000	04/04/2019	130	—
	USD	92,630	NZD	134,000	04/04/2019	—	(1,372)

						754	(1,415)

Credit Suisse International	USD	156,998	GBP	119,000	04/11/2019	—	(1,935)

Goldman Sachs International	EUR	236,000	USD	266,156	04/04/2019	1,377	—
	GBP	2,000	USD	2,647	04/11/2019	41	—
	MYR	172,000	USD	42,188	04/04/2019	49	—
	MYR	172,000	USD	42,146	04/30/2019	—	(2)
	USD	42,156	MYR	172,000	04/04/2019	—	(17)
	USD	212,520	EUR	189,000	04/30/2019	—	(6)
	ZAR	821,000	USD	57,465	04/04/2019	579	—

						2,046	(25)

HSBC Bank USA	EUR	28,000	USD	31,723	04/04/2019	309	—
	USD	121,709	GBP	92,000	04/11/2019	—	(1,828)

						309	(1,828)

JPMorgan Chase Bank N.A.	AUD	47,000	USD	33,367	04/04/2019	—	(7)
	CAD	20,000	USD	14,945	04/04/2019	—	(23)
	CHF	16,000	USD	16,097	04/04/2019	25	—
	EUR	128,000	USD	144,548	04/04/2019	939	—
	EUR	67,000	USD	76,059	04/11/2019	845	—
	GBP	57,000	USD	75,359	04/11/2019	1,085	—
	JPY	36,080,000	USD	325,902	04/04/2019	308	—
	NOK	417,000	USD	48,826	04/04/2019	474	—
	NZD	63,000	USD	43,094	04/04/2019	190	—
	SEK	647,000	USD	70,012	04/04/2019	412	—
	SGD	46,000	USD	33,977	04/04/2019	34	—
	USD	27,565	AUD	39,000	04/04/2019	129	—
	USD	53,134	CAD	71,000	04/04/2019	—	—
	USD	9,984	CHF	10,000	04/04/2019	61	—
	USD	255,850	EUR	227,000	04/04/2019	—	(1,169)
	USD	58,647	JPY	6,528,000	04/04/2019	263	—
	USD	36,766	NOK	318,000	04/04/2019	107	—
	USD	50,523	NZD	74,000	04/04/2019	—	(127)
	USD	22,079	SEK	205,000	04/04/2019	—	(26)
	USD	11,325	EUR	10,000	04/11/2019	—	(99)
	USD	79,598	GBP	60,000	04/11/2019	—	(1,415)

						4,872	(2,866)

Morgan Stanley and Co. International PLC	AUD	299,000	USD	212,389	04/04/2019	75	—
	DKK	319,000	USD	48,620	04/04/2019	681	—
	JPY	19,162,000	USD	173,194	04/04/2019	272	—
	NOK	100,000	USD	11,647	04/04/2019	52	—
	NZD	362,000	USD	247,130	04/04/2019	598	—
	NZD	245,000	USD	166,459	04/30/2019	—	(471)
	SEK	487,000	USD	52,539	04/04/2019	150	—
	USD	16,338	AUD	23,000	04/04/2019	—	(6)
	USD	31,515	EUR	28,000	04/04/2019	—	(101)
	USD	15,534	JPY	1,732,000	04/04/2019	96	—
	USD	21,315	NOK	183,000	04/04/2019	—	(96)
	USD	167,755	NZD	247,000	04/04/2019	459	—
	USD	5,286	SEK	49,000	04/04/2019	—	(15)

						2,383	(689)

Royal Bank of Canada	CAD	322,000	USD	241,615	04/04/2019	641	—
	CAD	304,000	USD	227,024	04/30/2019	—	(629)
	MXN	944,000	USD	48,621	04/04/2019	2	—
	MXN	944,000	USD	48,475	04/30/2019	60	—
	USD	226,879	CAD	304,000	04/04/2019	624	—
	USD	48,673	MXN	944,000	04/04/2019	—	(55)
	USD	44,807	CAD	60,000	04/30/2019	124	—

						1,451	(684)

Standard Chartered Bank	USD	16,133	JPY	1,800,000	04/04/2019	111	—
	USD	138,978	GBP	105,000	04/11/2019	—	(2,158)

						111	(2,158)

State Street Bank and Trust Company	EUR	3,331,000	USD	3,788,047	04/04/2019	50,859	—

Toronto Dominion Bank	SEK	288,000	USD	31,116	04/30/2019	75	—

UBS AG	GBP	1,083,000	USD	1,438,213	04/11/2019	27,010	—
	PLN	168,000	USD	44,338	04/04/2019	577	—
	USD	13,567	EUR	12,000	04/04/2019	—	(105)

						27,587	(105)

Net Unrealized Appreciation/(Depreciation)						$96,847	$(34,447)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro Currency

GBP - British Pound Sterling

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Myalaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$21,452,453	$9,415,620	**	$—	$30,868,073
Exchange-Traded Funds	109,768	—		—	109,768
U.S. Corportate Bonds & Notes	—	140,968		—	140,968
Foreign Corportate Bonds & Notes	—	37,442		—	37,442
Foreign Government Obligations	—	8,077,131		—	8,077,131
U.S. Government Treasuries	—	3,667,595		—	3,667,595
Short-Term Investment Securities	—	707,595		—	707,595
Repurchase Agreements	—	8,010,000		—	8,010,000

Total Investments at Value	$21,562,221	$30,056,351		$—	$51,618,572

Other Financial Instruments:+
Futures Contracts	$69,440	$—		$—	$69,440
Forward Foreign Currency Contracts	—	96,847		—	96,847

	$69,440	$96,847		$—	$166,287

LIABILITIES
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$34,447		$—	$34,447

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2019 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of March 31, 2019 is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of March 31, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Wellington Government and Quality Bond	20.63%	$10,315,000
SA Wellington Capital Appreciation	54.83	27,415,000
SA Wellington Strategic Multi-Asset	3.69	1,845,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 29, 2019, bearing interest at a rate of 2.53% per annum, with a principal amount of $50,000,000, a repurchase price of $50,010,542, and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$51,128,000	$51,105,777

As of March 31, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	20.58%	$5,145,000
SA Wellington Capital Appreciation	54.80	13,700,000
SA Wellington Strategic Multi-Asset	3.66	915,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 29, 2019, bearing interest at a rate of 2.55% per annum, with a principal amount of $25,000,000, a repurchase price of $25,005,313, and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	05/15/2045	$24,373,000	$25,619,649

As of March 31, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	20.59%	$9,265,000
SA Wellington Capital Appreciation	54.80	24,660,000
SA Wellington Strategic Multi-Asset	3.67	1,650,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 29, 2019, bearing interest at a rate of 2.54% per annum, with a principal amount of $45,000,000, a repurchase price of $45,009,525, and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	11/30/2024	$45,957,500	$45,981,398

As of March 31, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	20.60%	$9,940,000
SA Wellington Capital Appreciation	54.81	26,450,000
SA Wellington Strategic Multi-Asset	3.67	1,770,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 29, 2019, bearing interest at a rate of 2.54% per annum, with a principal amount of $48,260,000, a repurchase price of $48,270,215, and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	08/31/2025	$47,986,000	$49,435,686

As of March 31, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	20.59%	$10,295,000
SA Wellington Capital Appreciation	54.80	27,400,000
SA Wellington Strategic Multi-Asset	3.66	1,830,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 29, 2019, bearing interest at a rate of 2.54% per annum, with a principal amount of $50,000,000, a repurchase price of $50,010,583, and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	12/15/2021	$50,085,000	$51,027,706

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: During the period, SA BlackRock Multi-Asset Income, SA Wellington Government and Quality Bond and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables present the value of derivatives held as of March 31, 2019, by their primary underlying risk exposure. The derivative contracts held under the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2019, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Total
SA Wellington Government and Quality Bond	$28,406	$—	$—	$—	$28,406
SA BlackRock Multi-Asset Income	2,625	—	—	4,237	6,862
SA Wellington Strategic Multi-Asset	—	7,760	96,847	—	104,607

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Total
SA Wellington Government and Quality Bond	$65,703	$—	$—	$—	$65,703
SA BlackRock Multi-Asset Income	1,406	7,165	—	—	8,571
SA Wellington Strategic Multi-Asset	7,886	—	34,447	—	42,333

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Wellington Government and Quality Bond	$71,180
SA BlackRock Multi-Asset Income	(11,479)
SA Wellington Strategic Multi-Asset	69,440

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.